UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05452

Putnam Premier Income Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Semiannual Report
Putnam Premier
Income Trust
January 31, 2026
Not FDIC Insured No Bank Guarantee May Lose Value
.
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accessibility@franklintempleton.com .

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Semianual Report

Contents
Fund Overview 2
Performance Summary 4
Financial Highlights and Schedule of Investments 6
Financial Statements 39
Notes to Financial Statements 42
Important Information to Shareholders 58
Annual Meeting of Shareholders 66
Dividend Reinvestment and Cash Purchase Plan 67
Shareholder Information 69
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franklintempleton.com
Semiannual Report
Putnam Premier Income Trust
Dear Shareholder,
This semiannual report for Putnam Premier Income Trust
covers the period ended January 31, 2026.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to provide high current income consistent
with the preservation of capital by allocating its investments among the U.S. government sector, high yield sector and
international sector of the fixed-income securities market.
We invest mainly in bonds, securitized debt instruments
(such as residential mortgage-backed securities and
commercial mortgage-backed securities), and other
obligations of companies and governments worldwide that
are either investment-grade or below-investment-grade
in quality (sometimes referred to as “junk bonds”), that
have intermediate- to long-term maturities (three years
or longer), and that are from multiple sectors. The Fund
currently has significant investment exposure to residential and commercial mortgage-backed investments. We may
consider, among other factors, credit, interest rate and
prepayment risks, as well as general market conditions,
when deciding whether to buy or sell investments. We
typically use to a significant extent derivatives, such as
futures, options, certain foreign currency transactions and
swap contracts, for hedging and non-hedging purposes and
to obtain leverage.
Performance Overview
For the six months under review, the Fund posted cumulative
total returns of +3.79% in market price terms and +3.36%
in net asset value terms. In comparison, the ICE BofA U.S.
Treasury Bill Index, which is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury
bills publicly issued in the U.S. domestic market, posted a
+2.09% total return for the same period.
1
You can find the
Fund's long-term performance data in the Performance
Summary on page 4 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
1. Source: FactSet.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Portfolio Composition
1/31/26
% of Total
Investments
Mortgage-Backed Securities 30.0%
Corporate Bonds 21.3%
Agency Commercial Mortgage-Backed Securities 9.1%
Foreign Government and Agency Securities 7.1%
Residential Mortgage-Backed Securities 6.6%
Commercial Mortgage-Backed Securities 5.9%
Senior Floating Rate Interests 5.6%
Convertible Bonds 1.9%
Management Investment Companies 1.8%
Asset-Backed Securities
*
1.2%
Other
†
‡
0.0%
Short-Term Investments 9.5%
*
Includes non-agency residential mortgage-backed securities, collateralized loan obligations.
†
Rounds to less than 0.1%.
‡
Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
1/31/26
Company
Industry, Country
% of Total
Net Assets
a a
Uniform Mortgage-Backed Securities 22.0%
Financial Services, United States
GNMA 7.2%
Financial Services, United States
GNMA II, Single-family, 30 Year 5.4%
Financial Services, United States
Franklin Ultra Short Bond ETF 2.6%
Capital Markets, United States
FNMA Connecticut Avenue Securities Trust 2.4%
Financial Services, United States
FHLMC 2.3%
Financial Services, United States
FNMA 1.9%
Financial Services, United States
FHLMC STACR REMIC Trust 1.6%
Financial Services, United States
COMM Mortgage Trust 1.4%
Financial Services, United States
Alternative Loan Trust 1.3%
Financial Services, United States
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
7
.

Putnam Premier Income Trust

franklintempleton.com
Semiannual Report
Effective September 30, 2025, Benjamin Cryer stepped
down as portfolio manager of the Fund.
Thank you for your continued participation in Putnam
Premier Income Trust. We look forward to serving your future investment needs.
Sincerely,
Albert W Chan, CFA
Patrick A. Klein, Ph.D.
Michael V Salm
Matthew J Walkup
Portfolio Management Team
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of January 31, 2026
Putnam Premier Income Trust

franklintempleton.com
Semiannual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 1/31/26
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Prices
Cumulative Total Return
1
Average Annual Total Return
1
Based on
NAV
2
Based on
market price
3
Based on
NAV
2
Based on
market price
3
6-Month +3.36% +3.79% +3.36% +3.79%
1-Year +8.57% +9.17% +8.57% +9.17%
5-Year +12.18% +18.02% +2.33% +3.37%
10-Year +48.93% +63.98% +4.06% +5.07%
Symbol: PPT 1/31/26 7/31/25 Change
Net Asset Value (NAV) $3.77 $3.80 -$0.03
Market Price (NYSE) $3.64 $3.66 -$0.02
Distributions Per Share
(8/1/25–1/31/26)
Net Investment
Income
$0.1560
See page 5 for Performance Summary footnotes.

Putnam Premier Income Trust
Performance Summary

franklintempleton.com
Semiannual Report
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Deriv-
ative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. Active management does not ensure gains or protect against market declines. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
All figures represent past performance and are not a guarantee of future results. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or sale of shares.
1. Total return calculations represent the cumulative and average annual changes in the value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
2. Assumes reinvestment of distributions based on net asset value.
3. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Putnam Premier Income Trust
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $3.80 $3.85 $3.82 $4.12 $4.62 $4.80
Income from investment operations
a
:
Net investment income .............. 0.08 0.21 0.24 0.23 0.21 0.21
Net realized and unrealized gains (losses) 0.05 0.05 0.10 (0.23) (0.41) (0.04)
Total from investment operations ........ 0.13 0.26 0.34 — (0.20) 0.17
Less distributions from:
Net investment income .............. (0.16) (0.20) (0.21) (0.26) (0.26) (0.07)
Tax return of capital ................ — (0.11) (0.10) (0.05) (0.05) (0.28)
Total distributions ................... (0.16) (0.31) (0.31) (0.31) (0.31) (0.35)
Repurchase of shares (Note 2) ......... — —
b
—
b
0.01 0.01 —
b
Net asset value, end of period .......... $3.77 $3.80 $3.85 $3.82 $4.12 $4.62
Market value, end of period
c
........... $3.64 $3.66 $3.63 $3.65 $3.89 $4.65
Total return (based on net asset value per
share)
d
........................... 3.36% 7.14% 9.46% 0.39% (4.16)% 3.40%
Total return (based on market value per
share)
d
........................... 3.79% 9.74% 8.53% 2.08% (9.87)% 5.63%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.94% 0.94% 0.96% 0.99% 0.96% 0.94%
Expenses net of waiver and payments by
affiliates .......................... 0.93% 0.94%
f
0.94%
f
0.99%
f
0.96%
f
0.94%
f
Net investment income ............... 4.27% 5.42% 6.41% 5.76% 4.88% 4.21%
Supplemental data
Net assets, end of period (000’s) ........ $360,554 $362,992 $367,934 $369,806 $409,600 $472,126
Portfolio turnover rate
g
............... 147% 505% 1008% 1280% 1665% 1023%
a
Based on average daily shares outstanding.
b
Amount rounds to less than $0.01 per share.
c
Based on the last sale on the New York Stock Exchange.
d
The Market Value Total Return is calculated assuming a purchase of common shares on the opening of the first business day and a sale on the closing of the last business day of each period. Dividends and distributions are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment and Cash Purchase Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund's net asset value is used on the purchase, sale and dividend reinvestment dates instead of market value. Total return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Portfolio turnover includes TBA purchase and sales commitments.

Putnam Premier Income Trust
Schedule of Investments (unaudited), January 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.6%
Capital Markets 2.6%
a
Franklin Ultra Short Bond ETF .......................... United States 368,080 $ 9,236,968
Total Management Investment Companies (Cost $9,155,669) ...................
9,236,968
Principal
Amount
*
Convertible Bonds 2.6%
Aerospace & Defense 0.0%
†
AeroVironment, Inc. , Senior Note , Zero Cpn ., 7/15/30 ........
United States 72,000 84,852
b
BWX Technologies, Inc. , Senior Note , 144A, Zero Cpn ., 11/01/30 United States 72,000 74,412
159,264
Automobile Components 0.1%
Patrick Industries, Inc. , Senior Note , 1.75% , 12/01/28 ........
United States 83,000 161,393
Automobiles 0.0%
†
Rivian Automotive, Inc. , Senior Note , 4.625% , 3/15/29 ........
United States 122,000 129,015
Biotechnology 0.1%
Alnylam Pharmaceuticals, Inc. ,
Senior Note, 1%, 9/15/27 ........................... United States 42,000 54,854
b,c
Senior Note, 144A, 2.55%, 9/15/28 .................... United States 109,000 102,034
b
Bridgebio Pharma, Inc. , Senior Note , 144A, 0.75% , 2/01/33 .... United States 35,000 35,875
Halozyme Therapeutics, Inc. , Senior Note , 1% , 8/15/28 .......
United States 143,000 198,770
b
Ionis Pharmaceuticals, Inc. , Senior Note , 144A, Zero Cpn .,
12/01/30 ........................................ United States 72,000 79,746
471,279
Broadline Retail 0.1%
b
Etsy, Inc. , Senior Note , 144A, 1% , 6/15/30 ................. United States 219,000 218,276
Capital Markets 0.0%
†
b,c
Coinbase Global, Inc. , Senior Note , 144A, 2.47% , 10/01/32 .... United States 109,000 92,640
b
Hercules Capital, Inc. , Senior Note , 144A, 4.75% , 9/01/28 ..... United States 72,000 72,526
b
WisdomTree, Inc. , Senior Note , 144A, 4.625% , 8/15/30 ....... United States 72,000 83,952
249,118
Construction & Engineering 0.1%
Fluor Corp. , Senior Note , 1.125% , 8/15/29 .................
United States 141,000 174,290
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 88,000 135,582
Diversified REITs 0.1%
b
Digital Realty Trust LP , Senior Note , 144A, 1.875% , 11/15/29 ... United States 258,000 267,211
Electric Utilities 0.3%
NextEra Energy Capital Holdings, Inc. , Senior Note , 3% , 3/01/27
United States 153,000 203,643
PG&E Corp. , Senior Secured Note , 4.25% , 12/01/27 .........
United States 165,000 167,970
PPL Capital Funding, Inc. , Senior Note , 2.875% , 3/15/28 ......
United States 201,000 226,075
597,688
Electrical Equipment 0.1%
b
Bloom Energy Corp. , Senior Note , 144A, Zero Cpn ., 11/15/30 .. United States 216,000 244,944
Electronic Equipment, Instruments & Components 0.1%
b
Avnet, Inc. , Senior Note , 144A, 1.75% , 9/01/30 ............. United States 73,000 79,278

Putnam Premier Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Electronic Equipment, Instruments & Components (continued)
Itron , Inc. , Senior Note , 1.375% , 7/15/30 ..................
United States 203,000 $ 216,195
b
Mirion Technologies, Inc. , Senior Note , 144A, Zero Cpn ., 10/01/31 United States 127,000 142,929
b
OSI Systems, Inc. , Senior Note , 144A, 0.5% , 2/01/31 ........ United States 108,000 107,417
545,819
Entertainment 0.2%
Liberty Media Corp.-Liberty Formula One Corp. , Senior Note ,
2.25% , 8/15/27 ................................... United States 199,000 233,128
Live Nation Entertainment, Inc. ,
Senior Note, 3.125%, 1/15/29 ........................ United States 72,000 106,135
Senior Note, 2.875%, 1/15/30 ........................ United States 164,000 174,004
513,267
Financial Services 0.1%
Global Payments, Inc. , Senior Note , 1.5% , 3/01/31 ..........
United States 177,000 156,999
Food Products 0.1%
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 158,000 173,879
Ground Transportation 0.1%
Uber Technologies, Inc. , 2028 , Senior Note , 0.875% , 12/01/28 ..
United States 198,000 254,139
Health Care Equipment & Supplies 0.1%
Dexcom, Inc. , Senior Note , 0.375% , 5/15/28 ...............
United States 248,000 231,694
b
Merit Medical Systems, Inc. , Senior Note , 144A, 3% , 2/01/29 ... United States 82,000 94,956
326,650
Health Care REITs 0.1%
b
Welltower OP LLC ,
Senior Note, 144A, 2.75%, 5/15/28 .................... United States 111,000 220,890
Senior Note, 144A, 3.125%, 7/15/29 ................... United States 109,000 166,334
387,224
Hotels, Restaurants & Leisure 0.1%
b
DoorDash , Inc. , Senior Note , 144A, Zero Cpn ., 5/15/30 ....... United States 217,000 217,651
b
NCL Corp. Ltd. , Senior Note , 144A, 0.875% , 4/15/30 ......... United States 90,000 99,765
317,416
Household Durables 0.0%
†
Meritage Homes Corp. , Senior Note , 1.75% , 5/15/28 .........
United States 144,000 146,845
Household Products 0.0%
†
Spectrum Brands, Inc. , Senior Note , 3.375% , 6/01/29 ........
United States 72,000 69,750
IT Services 0.2%
Akamai Technologies, Inc. , Senior Note , 0.375% , 9/01/27 .....
United States 183,000 194,603
b
Cloudflare, Inc. , Senior Note , 144A, Zero Cpn ., 6/15/30 ....... United States 145,000 153,062
Snowflake, Inc. , Senior Note , Zero Cpn ., 10/01/27 ...........
United States 220,000 298,650
646,315
Life Sciences Tools & Services 0.1%
Repligen Corp. , Senior Note , 1% , 12/15/28 ................
United States 173,000 184,134
Machinery 0.0%
†
b
JBT Marel Corp. , Senior Note , 144A, 0.375% , 9/15/30 ........ United States 73,000 78,475

Putnam Premier Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Multi-Utilities 0.0%
†
CMS Energy Corp. , Senior Note , 3.375% , 5/01/28 ...........
United States 112,000 $ 121,184
Office REITs 0.0%
†
b
Boston Properties LP , Senior Note , 144A, 2% , 10/01/30 ....... United States 109,000 104,040
Professional Services 0.0%
†
Parsons Corp. , Senior Note , 2.625% , 3/01/29 ..............
United States 89,000 95,478
Real Estate Management & Development 0.0%
†
b
Compass, Inc. , Senior Note , 144A, 0.25% , 4/15/31 .......... United States 107,000 115,560
Semiconductors & Semiconductor Equipment 0.1%
Microchip Technology, Inc. , Senior Note , 0.75% , 6/01/30 ......
United States 105,000 108,181
MKS, Inc. , Senior Note , 1.25% , 6/01/30 ...................
United States 144,000 242,560
b
Nova Ltd. , Senior Note , 144A, Zero Cpn ., 9/15/30 ........... Israel 73,000 117,240
ON Semiconductor Corp. , Senior Note , 0.5% , 3/01/29 ........
United States 118,000 115,555
583,536
Software 0.2%
Box, Inc. , Senior Note , 1.5% , 9/15/29 ....................
United States 136,000 128,656
b,c
Commvault Systems, Inc. , Senior Note , 144A, 3.76% , 9/15/30 .. United States 73,000 61,539
c
Datadog, Inc. , Senior Note , 0.34% , 12/01/29 ............... United States 181,000 178,692
Guidewire Software, Inc. , Senior Note , 1.25% , 11/01/29 .......
United States 201,000 194,869
b,c
IREN Ltd. , Senior Note , 144A, 1.45% , 7/01/31 .............. Australia 36,000 33,300
Nutanix, Inc. , Senior Note , 0.5% , 12/15/29 .................
United States 145,000 132,167
b,c
Rubrik, Inc. , Senior Note , 144A, 2.44% , 6/15/30 ............ United States 132,000 118,800
b,c
Terawulf , Inc. , Senior Note , 144A, 0.94% , 5/01/32 ........... United States 108,000 101,855
Tyler Technologies, Inc. , Senior Note , 0.25% , 3/15/26 ........
United States 129,000 128,549
Workiva, Inc. , Senior Note , 1.25% , 8/15/28 ................
United States 85,000 82,429
1,160,856
Specialty Retail 0.1%
Burlington Stores, Inc. , 1.25% , 12/15/27 ..................
United States 76,000 115,406
Wayfair, Inc. , Senior Note , 3.25% , 9/15/27 .................
United States 153,000 262,227
377,633
Technology Hardware, Storage & Peripherals 0.1%
Seagate HDD Cayman , Senior Note , 3.5% , 6/01/28 ..........
United States 33,000 163,829
Total Convertible Bonds (Cost $8,611,924) ....................................
9,331,088
Corporate Bonds 29.7%
Aerospace & Defense 1.2%
ATI, Inc. , Senior Note , 4.875% , 10/01/29 ..................
United States 1,080,000 1,079,291
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 31,000 29,440
Senior Note, 2.7%, 2/01/27 .......................... United States 303,000 299,430
Senior Note, 6.298%, 5/01/29 ........................ United States 964,000 1,024,227
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 905,000 911,426
b
TransDigm , Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 420,000 437,724
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 145,000 150,107
Senior Secured Note, 144A, 6.25%, 1/31/34 ............. United States 55,000 56,867

Putnam Premier Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
b
TransDigm, Inc., (continued)
Senior Sub. Note, 144A, 6.75%, 1/31/34 ................ United States 135,000 $ 139,795
4,128,307
Automobile Components 0.0%
†
b
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 200,000 205,210
Automobiles 0.2%
b
Hyundai Capital America , Senior Note , 144A, 4.55% , 9/26/29 .. United States 470,000 473,910
b
Volkswagen Group of America Finance LLC , Senior Note , 144A,
1.625% , 11/24/27 .................................. Germany 510,000 487,765
961,675
Banks 2.0%
b
AIB Group plc , Senior Note , 144A, 6.608% to 9/12/28, FRN
thereafter , 9/13/29 ................................. Ireland 435,000 461,624
Bank of America Corp. ,
Senior Note, 6.204% to 11/09/27, FRN thereafter, 11/10/28 .. United States 955,000 991,145
L, Sub. Bond, 4.183%, 11/25/27 ...................... United States 470,000 470,665
b
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 4.541% , 1/15/31 .............................. France 285,000 284,418
b
CaixaBank SA , Senior Non-Preferred Note , 144A, 6.208% to
1/17/28, FRN thereafter , 1/18/29 ...................... Spain 445,000 462,184
Citigroup, Inc. , Senior Note , 4.503% to 9/10/30, FRN thereafter ,
9/11/31 ......................................... United States 975,000 976,101
b
Federation des Caisses Desjardins du Quebec , Senior Note ,
144A, 4.565% , 8/26/30 .............................. Canada 410,000 412,572
JPMorgan Chase & Co. , Senior Note , 6.07% to 10/21/26, FRN
thereafter , 10/22/27 ................................ United States 1,810,000 1,838,354
Toronto-Dominion Bank (The) , Senior Note , 5.264% , 12/11/26 ..
Canada 325,000 329,029
Wells Fargo & Co. , Senior Note , 5.574% to 7/24/28, FRN
thereafter , 7/25/29 ................................. United States 895,000 926,178
7,152,270
Biotechnology 0.1%
b
Genmab A/S / Genmab Finance LLC , Senior Secured Note ,
144A, 6.25% , 12/15/32 .............................. Denmark 350,000 359,007
Broadline Retail 0.2%
Amazon.com, Inc. , Senior Note , 4.1% , 11/20/30 ............
United States 240,000 240,107
b
Wayfair LLC , Senior Secured Note , 144A, 6.75% , 11/15/32 .... United States 365,000 377,553
617,660
Building Products 0.8%
b
Builders FirstSource , Inc. , Senior Bond , 144A, 6.75% , 5/15/35 .. United States 135,000 142,004
b
JH North America Holdings, Inc. ,
Senior Secured Note, 144A, 5.875%, 1/31/31 ............ United States 30,000 30,531
Senior Secured Note, 144A, 6.125%, 7/31/32 ............ United States 135,000 137,651
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 455,000 467,598
b
Quikrete Holdings, Inc. ,
Senior Note, 144A, 6.75%, 3/01/33 .................... United States 360,000 374,192
Senior Secured Note, 144A, 6.375%, 3/01/32 ............ United States 165,000 171,206
b
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 965,000 1,029,351
b
Standard Building Solutions, Inc. ,
Senior Note, 144A, 6.5%, 8/15/32 ..................... United States 290,000 299,226

Putnam Premier Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products (continued)
b
Standard Building Solutions, Inc., (continued)
Senior Note, 144A, 6.25%, 8/01/33 .................... United States 270,000 $ 276,117
2,927,876
Capital Markets 1.3%
Ares Capital Corp. , Senior Note , 7% , 1/15/27 ..............
United States 905,000 929,436
b
Dresdner Funding Trust I , Junior Sub. Bond , 144A, 8.151% ,
6/30/31 ......................................... United States 200,000 220,623
b
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 945,000 983,375
Morgan Stanley ,
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 1,350,000 1,377,506
Senior Note, 4.493% to 1/15/31, FRN thereafter, 1/16/32 .... United States 210,000 209,908
b
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 250,000 258,122
b
UBS Group AG , Senior Note , 144A, 5.428% to 2/07/29, FRN
thereafter , 2/08/30 ................................. Switzerland 375,000 387,602
4,366,572
Chemicals 0.3%
b
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 100,000 102,878
b,d
Braskem Idesa SAPI , Senior Secured Note , Reg S, 7.45% ,
11/15/29 ........................................ Mexico 500,000 328,765
Celanese US Holdings LLC , Senior Bond , 7.379% , 7/15/32 ....
United States 15,000 15,662
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 265,000 212,743
b
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 270,000 271,554
931,602
Commercial Services & Supplies 0.9%
b,d
Ambipar Lux SARL , Senior Note , 144A, 10.875% , 2/05/33 ..... Brazil 400,000 58,495
b
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 459,000 459,014
b
Neptune Bidco US, Inc. , Senior Secured Note , 144A, 9.5% ,
2/15/33 ......................................... United States 55,000 56,073
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 630,000 656,150
b
Verisure Midholding AB , Senior Note , Reg S, 5.25% , 2/15/29 ... Sweden 1,310,000 EUR 1,559,285
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 95,000 101,840
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 860,000 885,684
3,776,541
Communications Equipment 0.1%
Motorola Solutions, Inc. , Senior Note , 5% , 4/15/29 ...........
United States 455,000 466,611
Construction & Engineering 0.0%
†
b
Arcosa , Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 115,000 121,429
Consumer Finance 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note, 4.125%, 2/28/29 ........................ Ireland 150,000 149,510
Senior Note, 4.625%, 9/10/29 ........................ Ireland 670,000 677,130
Capital One Financial Corp. , Senior Note , 4.493% to 9/10/30,
FRN thereafter , 9/11/31 ............................. United States 295,000 293,130
b
Encore Capital Group, Inc. , Senior Secured Note , 144A, 9.25% ,
4/01/29 ......................................... United States 555,000 582,593

Putnam Premier Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
b
FirstCash , Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 814,000 $ 847,172
Ford Motor Credit Co. LLC ,
Senior Note, 5.8%, 3/05/27 .......................... United States 200,000 202,858
Senior Note, 4.125%, 8/17/27 ........................ United States 290,000 288,683
General Motors Financial Co., Inc. , Senior Note , 4.2% , 10/27/28
United States 115,000 115,319
3,156,395
Containers & Packaging 0.2%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 225,000 226,478
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 435,000 438,695
665,173
Diversified REITs 0.3%
VICI Properties LP , Senior Note , 4.95% , 2/15/30 ............
United States 935,000 946,628
Diversified Telecommunication Services 0.9%
b
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 510,000 530,397
AT&T, Inc. , Senior Note , 4.1% , 2/15/28 ...................
United States 910,000 912,441
b
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 4.75% , 2/01/32 ............................... United States 941,000 860,248
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 130,000 134,116
b
IHS Holding Ltd. , Senior Note , Reg S, 8.25% , 11/29/31 ....... Nigeria 400,000 418,081
b
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 280,000 292,306
3,147,589
Electric Utilities 2.2%
b
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure /
Buffalo Energy , Senior Secured Bond , 144A, 7.875% , 2/15/39 Mexico 527,303 576,838
Duke Energy Carolinas LLC , A , Senior Bond , 6% , 12/01/28 ....
United States 435,000 459,053
b
Enel Finance International NV , Senior Note , 144A, 4.375% ,
9/30/30 ......................................... Italy 410,000 409,187
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 450,000 462,012
b
NRG Energy, Inc. ,
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 875,000 898,715
Senior Bond, 144A, 6%, 1/15/36 ...................... United States 390,000 394,254
Pacific Gas and Electric Co. , Senior Note , 6.1% , 1/15/29 ......
United States 440,000 461,694
PG&E Corp. , Senior Secured Bond , 5.25% , 7/01/30 .........
United States 1,045,000 1,039,185
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 570,000 592,158
Virginia Electric and Power Co. , A , Senior Bond , 2.875% , 7/15/29
United States 1,000,000 962,409
b
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 590,000 582,892
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 465,000 488,831
Senior Secured Note, 144A, 4.7%, 1/31/31 .............. United States 235,000 234,781
7,562,009
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. , Senior Note , 3.9% , 11/15/28 ..............
United States 260,000 259,989
Energy Equipment & Services 0.2%
b
Kodiak Gas Services LLC ,
Senior Bond, 144A, 6.75%, 10/01/35 ................... United States 155,000 160,255

Putnam Premier Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services (continued)
b
Kodiak Gas Services LLC, (continued)
Senior Note, 144A, 6.5%, 10/01/33 .................... United States 220,000 $ 225,446
b
Transocean International Ltd. , Senior Secured Note , 144A,
8.75% , 2/15/30 ................................... United States 491,250 512,344
898,045
Entertainment 0.2%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 795,000 827,539
Financial Services 0.6%
b
CrossCountry Intermediate HoldCo LLC , Senior Note , 144A,
6.5% , 10/01/30 ................................... United States 130,000 132,111
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 780,000 860,324
b
Jefferson Capital Holdings LLC , Senior Note , 144A, 9.5% , 2/15/29 United States 995,000 1,044,825
b
Osaic Holdings, Inc. , Senior Secured Note , 144A, 6.75% , 8/01/32 United States 135,000 140,005
b
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 440,000 457,033
b
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. , Senior
Note , 144A, 5.5% , 5/15/33 ........................... United States 100,000 EUR 120,935
2,755,233
Food Products 0.2%
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 425,000 442,552
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings , Senior Note , 3% , 2/02/29 ................. United States 244,000 236,248
678,800
Ground Transportation 0.3%
b
Ashtead Capital, Inc. , Senior Note , 144A, 4% , 5/01/28 ........ United Kingdom 475,000 471,499
b
Transnet SOC Ltd. , Senior Note , Reg S, 8.25% , 2/06/28 ...... South Africa 650,000 686,224
1,157,723
Health Care Equipment & Supplies 0.4%
GE HealthCare Technologies, Inc. ,
Senior Note, 4.15%, 12/15/28 ........................ United States 190,000 190,622
Senior Note, 4.8%, 8/14/29 .......................... United States 460,000 469,476
b
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 905,000 885,547
1,545,645
Health Care Providers & Services 0.9%
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 395,000 413,601
Senior Bond, 1.875%, 2/28/31 ........................ United States 135,000 118,922
b
DaVita, Inc. ,
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 390,000 401,976
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 55,000 56,492
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 1,120,000 1,106,360
Tenet Healthcare Corp. ,
b
Senior Note, 144A, 6%, 11/15/33 ...................... United States 175,000 180,163
Senior Secured Note, 6.75%, 5/15/31 .................. United States 1,005,000 1,044,504
3,322,018

Putnam Premier Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care REITs 0.2%
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 535,000 $ 573,486
Hotel & Resort REITs 0.3%
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 455,000 470,912
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 160,000 165,930
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 395,000 408,430
1,045,272
Hotels, Restaurants & Leisure 1.7%
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 490,000 477,663
b
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 7% ,
2/15/30 ......................................... United States 509,000 525,843
b
Carnival Corp. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 440,000 445,364
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 155,000 159,685
b
Carnival plc , Senior Note , 144A, 4.125% , 7/15/31 ........... United States 300,000 EUR 362,357
b
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 405,000 412,804
b
NCL Corp. Ltd. , Senior Note , 144A, 6.25% , 9/15/33 .......... United States 420,000 422,518
b
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp. ,
Senior Secured Note , 144A, 6.25% , 10/15/30 ............. United States 150,000 152,345
b
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 175,000 179,959
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 267,000 276,957
Senior Note, 144A, 6%, 2/01/33 ...................... United States 548,000 565,066
b
Station Casinos LLC , Senior Bond , 144A, 4.625% , 12/01/31 ... United States 625,000 600,491
Viking Cruises Ltd. ,
b
Senior Note, 144A, 9.125%, 7/15/31 ................... United States 830,000 885,660
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 835,000 900,148
6,366,860
Household Durables 0.5%
Newell Brands, Inc. ,
Senior Note, 6.375%, 5/15/30 ........................ United States 115,000 113,785
Senior Note, 6.625%, 5/15/32 ........................ United States 34,000 33,321
b
Taylor Morrison Communities, Inc. , Senior Bond , 144A, 5.125% ,
8/01/30 ......................................... United States 1,056,000 1,063,391
Toll Brothers Finance Corp. , Senior Bond , 3.8% , 11/01/29 .....
United States 485,000 478,641
b
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 450,000 444,454
2,133,592
Independent Power and Renewable Electricity Producers 0.5%
AES Andes SA ,
b
Senior Note, 144A, 6.25%, 3/14/32 .................... Chile 950,000 986,330
Constellation Energy Generation LLC ,
Senior Note, 5.6%, 3/01/28 .......................... United States 445,000 458,921
Senior Note, 4.4%, 1/15/31 .......................... United States 155,000 154,679
Southern Power Co. , A , Senior Note , 4.25% , 10/01/30 ........
United States 170,000 169,636
1,769,566

Putnam Premier Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance 0.9%
b
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured Note , 144A,
7.5% , 11/06/30 .................................... United States 435,000 $ 450,593
b
Asurion LLC and Asurion Co-Issuer, Inc. , Senior Secured Note ,
144A, 8% , 12/31/32 ................................ United States 290,000 303,182
b
Athene Global Funding , Secured Note , 144A, 5.583% , 1/09/29 . United States 450,000 463,508
F&G Annuities & Life, Inc. , Senior Note , 7.4% , 1/13/28 .......
United States 440,000 459,590
b
GA Global Funding Trust , Secured Note , 144A, 4.4% , 9/23/27 .. United States 500,000 501,894
b
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 420,000 439,410
b
New York Life Global Funding , Senior Secured Note , 144A, 4.9% ,
6/13/28 ......................................... United States 455,000 464,967
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 585,000 606,550
3,689,694
Interactive Media & Services 0.2%
Alphabet, Inc. , Senior Note , 4.1% , 11/15/30 ................
United States 530,000 530,579
IT Services 0.1%
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 530,000 487,342
Leisure Products 0.2%
b
Mattel, Inc. , Senior Note , 144A, 3.75% , 4/01/29 ............. United States 585,000 573,094
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 258,000 258,687
Machinery 0.1%
b
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 275,000 281,752
Media 0.7%
b
Clear Channel Outdoor Holdings, Inc. , Senior Secured Note ,
144A, 7.875% , 4/01/30 .............................. United States 625,000 658,411
b
McGraw-Hill Education, Inc. ,
Senior Secured Note, 144A, 5.75%, 8/01/28 ............. United States 260,000 261,313
Senior Secured Note, 144A, 7.375%, 9/01/31 ............ United States 339,000 356,614
b
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Secured Note , 144A, 7.375% , 2/15/31 .................. United States 168,000 177,034
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 550,000 569,231
2,022,603
Metals & Mining 0.7%
b
Cleveland-Cliffs, Inc. ,
Senior Note, 144A, 7%, 3/15/32 ...................... United States 202,000 207,552
Senior Note, 144A, 7.625%, 1/15/34 ................... United States 100,000 104,802
Commercial Metals Co. , Senior Bond , 4.375% , 3/15/32 .......
United States 595,000 570,488
b
Constellium SE ,
Senior Note, Reg S, 3.125%, 7/15/29 .................. United States 650,000 EUR 767,239
Senior Note, 144A, 6.375%, 8/15/32 ................... United States 385,000 398,480
b
Novelis Corp. , Senior Note , 144A, 6.875% , 1/30/30 .......... United States 429,000 444,891
2,493,452
Multi-Utilities 0.1%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 325,000 333,037

Putnam Premier Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels 3.3%
b
Aker BP ASA , Senior Note , 144A, 5.6% , 6/13/28 ............ Norway 450,000 $ 463,601
b
Antero Resources Corp. , Senior Note , 144A, 5.375% , 3/01/30 .. United States 555,000 563,163
b
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 405,000 409,119
Energy Transfer LP , Senior Bond , 5.25% , 4/15/29 ...........
United States 905,000 931,218
b
Hess Midstream Operations LP ,
Senior Note, 144A, 5.875%, 3/01/28 ................... United States 140,000 142,724
Senior Note, 144A, 4.25%, 2/15/30 .................... United States 590,000 576,621
Senior Note, 144A, 5.5%, 10/15/30 .................... United States 184,000 186,564
KazMunayGas National Co. JSC ,
b
Senior Bond, Reg S, 5.375%, 4/24/30 .................. Kazakhstan 960,000 984,642
Kinder Morgan, Inc. , Senior Note , 5% , 2/01/29 .............
United States 555,000 569,651
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 1,005,000 1,017,620
b
Matador Resources Co. , Senior Note , 144A, 6.875% , 4/15/28 .. United States 731,000 747,358
Pertamina Hulu Energi PT ,
b
Senior Note, 144A, 5.25%, 5/21/30 .................... Indonesia 770,000 783,758
b
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 700,000 587,125
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 460,000 467,176
b
Sunoco LP , Senior Note , 144A, 6.25% , 7/01/33 ............. United States 403,000 413,595
Targa Resources Corp. , Senior Note , 6.15% , 3/01/29 ........
United States 440,000 463,655
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 476,000 471,257
b
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 985,000 1,008,113
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 70,000 78,092
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 145,000 152,066
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 70,000 76,788
Senior Secured Note, 144A, 6.5%, 1/15/34 .............. United States 95,000 98,636
Viper Energy Partners LLC , Senior Bond , 5.7% , 8/01/35 ......
United States 56,000 57,043
11,249,585
Paper & Forest Products 0.1%
b
Magnera Corp. , Senior Note , 144A, 4.75% , 11/15/29 ......... United States 505,000 456,712
Passenger Airlines 0.4%
b
Air France-KLM , Senior Note , Reg S, 8.125% , 5/31/28 ....... France 500,000 EUR 654,613
b
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 446,000 477,133
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 516,000 515,767
1,647,513
Personal Care Products 0.1%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/29 .......
United States 485,000 474,695
Pharmaceuticals 1.0%
Novartis Capital Corp. , Senior Note , 4.1% , 11/05/30 .........
United States 765,000 765,219
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 955,000 1,023,148
Royalty Pharma plc , Senior Note , 4.45% , 3/25/31 ...........
United States 565,000 564,242
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
8.125% , 9/15/31 ................................... Israel 989,000 1,135,762
3,488,371
Professional Services 0.1%
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 400,000 415,515

Putnam Premier Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment 0.2%
b
Foundry JV Holdco LLC , Senior Secured Note , 144A, 5.9% ,
1/25/30 ......................................... United States 480,000 $ 503,422
b
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 75,000 77,501
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 130,000 132,595
713,518
Software 0.1%
Oracle Corp. , Senior Note , 4.45% , 9/26/30 ................
United States 220,000 214,829
Specialized REITs 0.3%
American Tower Corp. , Senior Note , 2.75% , 1/15/27 .........
United States 910,000 900,256
Specialty Retail 0.4%
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 705,000 713,702
b
Dick's Sporting Goods, Inc. , Senior Note , 144A, 4% , 10/01/29 .. United States 875,000 863,018
1,576,720
Technology Hardware, Storage & Peripherals 0.2%
b
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note, 144A, 5.875%, 7/15/30 ................... United States 330,000 340,225
Senior Note, 144A, 9.625%, 12/01/32 .................. United States 339,000 383,446
723,671
Textiles, Apparel & Luxury Goods 0.4%
b
Beach Acquisition Bidco LLC ,
e
Senior Note, 144A, PIK, 10%, 7/15/33 .................. United States 458,511 502,450
Senior Secured Note, 144A, 5.25%, 7/15/32 ............. United States 225,000 EUR 273,728
b
Crocs, Inc. , Senior Bond , 144A, 4.125% , 8/15/31 ............ United States 640,000 586,271
1,362,449
Tobacco 0.5%
BAT Capital Corp. ,
Senior Bond, 4.906%, 4/02/30 ........................ United Kingdom 120,000 122,437
Senior Note, 6.343%, 8/02/30 ........................ United Kingdom 335,000 362,170
Philip Morris International, Inc. , Senior Note , 5.125% , 2/15/30 ..
United States 900,000 929,328
1,413,935
Trading Companies & Distributors 0.9%
Air Lease Corp. , Senior Note , 5.85% , 12/15/27 .............
United States 1,000,000 1,030,541
b
Aviation Capital Group LLC , Senior Note , 144A, 5.375% , 7/15/29 United States 455,000 467,728
b
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 475,000 473,885
b
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 355,000 371,435
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 80,000 85,622
b
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 140,000 144,965
b
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 525,000 541,493
United Rentals North America, Inc. , Senior Bond , 4% , 7/15/30 ..
United States 196,000 189,520
b
WESCO Distribution, Inc. , Senior Note , 144A, 6.375% , 3/15/33 . United States 100,000 104,186
3,409,375
Wireless Telecommunication Services 0.9%
T-Mobile USA, Inc. ,
Senior Note, 2.05%, 2/15/28 ......................... United States 500,000 481,157

Putnam Premier Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc., (continued)
Senior Note, 3.375%, 4/15/29 ........................ United States 1,820,000 $ 1,777,011
b
Vmed O2 UK Financing I plc , Senior Secured Bond , Reg S,
3.25% , 1/31/31 ................................... United Kingdom 610,000 EUR 685,731
b
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 435,000 459,914
3,403,813
Total Corporate Bonds (Cost $104,328,100) ...................................
106,947,519
f
Senior Floating Rate Interests 7.8%
Aerospace & Defense 0.1%
g
TransDigm , Inc., First Lien, CME Term Loan, J, 6.172%, (1-month
SOFR + 2.5%), 2/28/31 ............................. United States 263,320 263,495
Air Freight & Logistics 0.2%
g
Rand Parent LLC, First Lien, CME Term Loan, B, 6.672%,
(3-month SOFR + 3%), 3/18/30 ....................... United States 535,693 537,533
Automobile Components 0.0%
†
g
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan, 6.422%, (1-month SOFR + 2.75%), 1/28/32 ......... United States 131,249 131,618
Biotechnology 0.1%
h,i
BioMarin Pharmaceutical, Inc., First Lien, CME Term Loan, TBD,
12/28/32 ........................................ United States 182,457 182,914
Broadline Retail 0.1%
g
Peer Holding III BV, First Lien, CME Term Loan, B8, 5.922%,
(3-month SOFR + 2.25%), 9/29/32 ..................... Netherlands 269,758 270,180
g
Building Products 0.2%
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan, 6.122%, (6-month SOFR + 2.25%), 8/04/31 . United States 425,594 425,583
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2, 5.922%,
(1-month SOFR + 2.25%), 3/19/29 ..................... United States 450,800 451,875
Smyrna Ready Mix Concrete LLC, First Lien, 2025 CME Term
Loan, 6.672%, (1-month SOFR + 3%), 3/30/29 ............ United States 67,108 67,150
944,608
a a a a a a
g
Chemicals 0.4%
Albaugh LLC, First Lien, Initial CME Term Loan, 7.417%,
(3-month SOFR + 3.75%), 4/06/29 ..................... United States 596,899 583,469
Lummus Technology Holdings V LLC, First Lien, Add-on CME
Term Loan, B, 6.183%, (12-month SOFR + 2.5%), 12/31/29 .. United States 528,169 529,532
Nouryon Finance BV, First Lien, Term Loan, B, 5.527%, (3-month
EURIBOR + 3.5%), 4/03/28 .......................... Netherlands 440,000 EUR 523,747
1,636,748
a a a a a a
g
Commercial Services & Supplies 0.6%
Clean Harbors, Inc., First Lien, Initial CME Term Loan, 5.216%,
(1-month SOFR + 1.5%), 10/11/32 ..................... United States 589,170 594,879
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B, 6.422%, (1-month SOFR + 2.75%), 10/23/28 .. United States 434,616 435,930
Garda World Security Corp., First Lien, Fifteenth Additional CME
Term Loan, 6.422%, (3-month SOFR + 2.75%), 2/01/29 ..... Canada 479,452 479,452
Madison IAQ LLC, First Lien, Initial CME Term Loan, 6.128%,
(6-month SOFR + 2.5%), 6/21/28 ...................... United States 437,013 437,725

Putnam Premier Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Commercial Services & Supplies (continued)
PG Polaris BidCo SARL, First Lien, Second Amendment
Refinancing CME Term Loan, 5.922%, (3-month SOFR +
2.25%), 3/26/31 ................................... Luxembourg 198,004 $ 198,269
2,146,255
a a a a a a
Consumer Staples Distribution & Retail 0.0%
†
g
Boots Group Finco LP, First Lien, Closing Date Dollar CME Term
Loan, 7.206%, (3-month SOFR + 3.5%), 8/30/32 .......... United Kingdom 187,672 188,571
g
Containers & Packaging 0.4%
BradyPlus Holdings LLC, First Lien, Initial CME Term Loan,
7.19%, (3-month SOFR + 3.5%), 12/29/32 ............... United States 580,000 577,581
i
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B, 6.922%, (1-month SOFR +
3.25%), 4/01/32 ................................... United States 441,160 439,508
i,j
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Delayed Draw Term Loan, B, 7.413%, (1-month SOFR +
3.25%), 4/01/32 ................................... United States 231 231
i
Graham Packaging Co., Inc., First Lien, CME Term Loan, B,
5.691%, (12-month SOFR + 2.25%), 1/14/33 ............. United States 74,691 74,718
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B1, 6.672%, (1-month SOFR + 3%), 9/30/32 ......... United States 291,790 292,977
1,385,015
a a a a a a
Distributors 0.0%
†
g
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 7.672%, (3-month SOFR + 4%), 11/30/30 ........... United States 72,280 70,934
Electrical Equipment 0.1%
g
Pinnacle Buyer LLC, First Lien, Initial CME Term Loan, B,
6.161%, (3-month SOFR + 2.5%), 10/01/32 .............. United States 174,902 175,383
g
Entertainment 0.1%
Banijay Entertainment SAS, First Lien, CME Term Loan, B3,
6.438%, (1-month SOFR + 2.75%), 3/01/28 .............. France 173,669 174,667
Playtika Holding Corp., First Lien, CME Term Loan, B1, 6.536%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 431,602 419,817
594,484
a a a a a a
Financial Services 0.1%
g
First Eagle Holdings, Inc., First Lien, Initial CME Term Loan,
7.172%, (3-month SOFR + 3.5%), 8/16/32 ............... United States 512,500 509,217
Food Products 0.2%
g
Froneri US, Inc., First Lien, CME Term Loan, B6, 6.122%,
(6-month SOFR + 2.25%), 9/30/32 ..................... United States 590,000 590,044
g
Ground Transportation 0.3%
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan,
5.422%, (3-month SOFR + 1.75%), 4/10/31 .............. United States 296,250 296,158
Kenan Advantage Group, Inc. (The), First Lien, U.S. CME Term
Loan, B4, 6.922%, (1-month SOFR + 3.25%), 1/25/29 ...... United States 588,506 583,651
879,809
a a a a a a
g
Health Care Equipment & Supplies 0.5%
Bausch + Lomb Corp., First Lien, 2025-2 Refinancing CME Term
Loan, 7.422%, (1-month SOFR + 3.75%), 1/15/31 ......... United States 972,681 981,192

Putnam Premier Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Health Care Equipment & Supplies (continued)
i
Hologic, Inc., First Lien, CME Term Loan, B, 5.755%, (12-month
SOFR + 2.25%), 1/14/33 ............................ United States 580,000 $ 576,485
Medline Borrower LP, First Lien, 2028 Refinancing CME Term
Loan, 5.422%, (1-month SOFR + 1.75%), 10/23/28 ........ United States 73,788 74,051
1,631,728
a a a a a a
Health Care Providers & Services 0.1%
g
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5, 6.172%,
(1-month SOFR + 2.5%), 2/21/31 ...................... United States 451,979 451,877
g
Hotels, Restaurants & Leisure 0.7%
Caesars Entertainment, Inc., First Lien, CME Term Loan, B1,
5.922%, (1-month SOFR + 2.25%), 2/06/31 .............. United States 486,338 484,027
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
6.966%, (1-month SOFR + 3.25%), 1/29/29 .............. United States 465,244 464,818
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 5.422%, (3-month SOFR + 1.75%), 12/02/30 ...... Ireland 235,200 235,259
Great Canadian Gaming Corp., First Lien, CME Term Loan, B,
8.445%, (3-month SOFR + 4.75%), 11/01/29 ............. Canada 435,000 426,572
IRB Holding Corp., First Lien, 2025 Replacement CME Term
Loan, B, 6.172%, (1-month SOFR + 2.5%), 12/16/30 ....... United States 582,465 583,193
2,193,869
a a a a a a
Household Durables 0.1%
g
Hunter Douglas, Inc., First Lien, CME Term Loan, B1, 6.672%,
(3-month SOFR + 3%), 1/16/32 ....................... Netherlands 397,421 397,090
g
Insurance 0.3%
Alliant Holdings Intermediate LLC, First Lien, Initial CME Term
Loan, 6.172%, (1-month SOFR + 2.5%), 9/19/31 .......... United States 432,338 431,595
CRC Insurance Group LLC, First Lien, CME Term Loan, B,
6.422%, (3-month SOFR + 2.75%), 5/06/31 .............. United States 590,000 589,448
1,021,043
a a a a a a
IT Services 0.1%
g
Ahead DB Holdings LLC, First Lien, CME Term Loan, B3, 6.172%,
(3-month SOFR + 2.5%), 2/03/31 ...................... United States 200,631 197,872
g
Machinery 0.4%
Chart Industries, Inc., First Lien, Amendment No. 7 CME Term
Loan, 6.161%, (3-month SOFR + 2.5%), 3/15/30 .......... United States 847,552 850,468
i
Columbus McKinnon Corp., First Lien, CME Term Loan, B,
6.924%, (12-month SOFR + 3.5%), 1/21/33 .............. United States 83,989 83,569
CPM Holdings, Inc., First Lien, Initial CME Term Loan, 8.2%,
(1-month SOFR + 4.5%), 9/28/28 ...................... United States 363,816 359,383
TK Elevator Midco GmbH, First Lien, CME Term Loan, B1,
6.947%, (6-month SOFR + 2.75%), 4/30/30 .............. Germany 289,416 290,484
1,583,904
a a a a a a
g
Media 0.3%
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 7.786%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 370,000 370,860
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.178%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 853,654 856,082
1,226,942
a a a a a a

Putnam Premier Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Oil, Gas & Consumable Fuels 0.6%
CQP Holdco LP, First Lien, CME Term Loan, B, 5.421%, (1-month
SOFR + 1.75%), 12/31/32 ........................... United States 1,510,378 $ 1,506,292
Delek US Holdings, Inc., First Lien, CME Term Loan, B, 7.316%,
(1-month SOFR + 3.5%), 11/09/29 ..................... United States 588,483 587,960
2,094,252
a a a a a a
g
Passenger Airlines 0.3%
AAdvantage Loyalty IP Ltd., First Lien, 2025 Incremental CME
Term Loan, 6.918%, (3-month SOFR + 3.25%), 5/28/32 ..... United States 44,663 44,802
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 5.918%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 766,982 768,581
WestJet Loyalty LP, First Lien, Initial CME Term Loan, 6.422%,
(3-month SOFR + 2.75%), 2/14/31 ..................... Canada 368,437 366,940
1,180,323
a a a a a a
g
Pharmaceuticals 0.3%
Endo Finance Holdings LP, First Lien, 2024 Refinancing CME
Term Loan, 7.422%, (1-month SOFR + 3.75%), 4/23/31 ..... United States 382,098 382,814
Southern Veterinary Partners LLC, First Lien, 2025 New CME
Term Loan, 6.173%, (1-month SOFR + 2.5%), 12/04/31 ..... United States 588,525 588,896
971,710
a a a a a a
Semiconductors & Semiconductor Equipment 0.1%
g
Altar Bidco , Inc., First Lien, CME Term Loan, 6.783%, (12-month
SOFR + 3.1%), 2/01/29 ............................. United States 488,361 483,356
g
Software 0.7%
EverCommerce Solutions, Inc., First Lien, CME Term Loan,
5.922%, (1-month SOFR + 2.25%), 7/07/31 .............. United States 598,438 592,453
McAfee Corp., First Lien, CME Term Loan, B1, 6.672%, (1-month
SOFR + 3%), 3/01/29 ............................... United States 478,950 425,667
Ping Identity Holding Corp., First Lien, Initial CME Term Loan,
6.591%, (3-month SOFR + 2.75%), 11/15/32 ............. United States 142,180 141,292
Proofpoint, Inc., First Lien, 2024 Refinancing CME Term Loan,
6.672%, (3-month SOFR + 3%), 8/31/28 ................ United States 516,760 514,016
i
Tuple US Bidco LLC, First Lien, CME Term Loan, B, 7.261%,
(12-month SOFR + 3.75%), 1/14/33 .................... United States 285,963 283,103
UKG, Inc., First Lien, Initial CME Term Loan, 6.167%, (3-month
SOFR + 2.5%), 2/10/31 ............................. United States 454,262 443,945
Waystar Technologies, Inc., First Lien, Initial CME Term Loan,
5.672%, (1-month SOFR + 2%), 10/22/29 ................ United States 204,197 203,431
2,603,907
a a a a a a
Specialty Retail 0.3%
g
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
6.966%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 1,024,380 1,023,832
Textiles, Apparel & Luxury Goods 0.1%
g
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.354%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 433,379 389,066
Trading Companies & Distributors 0.0%
†
g
DXP Enterprises, Inc., First Lien, Initial CME Term Loan, 6.966%,
(1-month SOFR + 3.25%), 10/11/30 .................... United States 144,638 145,758

Putnam Premier Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
Water Utilities 0.0%
†
g
Deep Blue Operating I LLC, First Lien, Initial CME Term Loan,
6.438%, (1-month SOFR + 2.75%), 10/01/32 ............. United States 119,332 $ 119,854
Total Senior Floating Rate Interests (Cost $28,235,363) ........................
28,223,191
Foreign Government and Agency Securities 9.9%
b
Angola Government Bond , Senior Bond , 144A, 8.75% , 4/14/32 . Angola 800,000 784,670
b
Armenia Government Bond , Senior Bond , Reg S, 3.6% , 2/02/31 Armenia 900,000 819,839
b
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 850,000 EUR 950,471
Brazil Government Bond ,
Senior Bond, 3.875%, 6/12/30 ........................ Brazil 1,660,000 1,590,197
Senior Bond, 6%, 10/20/33 ........................... Brazil 390,000 395,109
b
Bulgaria Government Bond ,
Senior Bond, Reg S, 5%, 3/05/37 ...................... Bulgaria 260,000 257,010
Senior Note, Reg S, 3.625%, 9/05/32 ................... Bulgaria 360,000 EUR 440,730
b
Cameroon Government Bond , Senior Bond , Reg S, 5.95% ,
7/07/32 ......................................... Cameroon 500,000 EUR 521,106
Chile Government Bond ,
Senior Note, 4.85%, 1/22/29 ......................... Chile 720,000 734,580
Colombia Government Bond ,
Senior Bond, 8%, 11/14/35 ........................... Colombia 967,000 1,034,594
Senior Note, 4.5%, 11/26/30 .......................... Colombia 410,000 EUR 479,950
b
Costa Rica Government Bond , Senior Bond , Reg S, 6.125% ,
2/19/31 ......................................... Costa Rica 560,000 585,626
b
Dominican Republic Government Bond ,
Senior Bond, Reg S, 6%, 7/19/28 ...................... Dominican
Republic 760,000 779,760
Senior Bond, Reg S, 4.875%, 9/23/32 .................. Dominican
Republic 820,000 786,979
b
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 800,000 813,656
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 440,000 395,666
b
Egypt Government Bond ,
Senior Bond, Reg S, 7.6%, 3/01/29 .................... Egypt 930,000 978,743
Senior Note, 144A, 8.625%, 2/04/30 .................... Egypt 700,000 764,063
b
El Salvador Government Bond ,
Senior Bond, 144A, 7.65%, 6/15/35 .................... El Salvador 380,000 395,200
Senior Bond, Reg S, 8.625%, 2/28/29 .................. El Salvador 360,000 387,850
b,k
Electricite de France SA , Junior Sub . Bond , 144A, 9.125% to
6/14/33, FRN thereafter , Perpetual ..................... France 535,000 633,529
b
Gabon Government Bond , Senior Bond , Reg S, 6.625% , 2/06/31 Gabon 590,000 504,399
b
Ghana Government Bond , Senior Bond , 144A, 5% , 7/03/35 .... Ghana 400,000 366,206
b
Guatemala Government Bond ,
Senior Bond, Reg S, 6.6%, 6/13/36 .................... Guatemala 1,110,000 1,189,065
Senior Note, 144A, 7.05%, 10/04/32 .................... Guatemala 400,000 438,150
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 740,000 754,913
b
Indonesia Government Bond , Senior Bond , 144A, 4.35% , 1/08/27 Indonesia 900,000 905,321
b
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 .... Iraq 640,000 637,711
b
Istanbul Metropolitan Municipality , Senior Note , Reg S, 10.5% ,
12/06/28 ........................................ Turkiye 650,000 715,620
b
Ivory Coast Government Bond , Senior Bond , Reg S, 4.875% ,
1/30/32 ......................................... Ivory Coast 1,010,000 EUR 1,181,732
b
Jordan Government Bond , Senior Note , Reg S, 7.5% , 1/13/29 .. Jordan 450,000 472,685
Mexico Government Bond , Senior Bond , 2.659% , 5/24/31 .....
Mexico 300,000 266,580
b
Montenegro Government Bond , Senior Note , 144A, 4.875% ,
4/01/32 ......................................... Montenegro 620,000 EUR 756,460
b
Nigeria Government Bond , Senior Bond , 144A, 8.631% , 1/13/36 Nigeria 740,000 791,637

Putnam Premier Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Panama Government Bond , Senior Note , 7.5% , 3/01/31 ......
Panama 780,000 $ 860,847
b
Paraguay Government Bond , Senior Bond , Reg S, 3.849% ,
6/28/33 ......................................... Paraguay 1,620,000 1,524,420
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 950,000 879,082
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 460,000 459,545
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 890,000 866,133
b,i
Provincia de Cordoba Argentina , Senior Note , 144A, 8.6% ,
2/03/35 ......................................... Argentina 200,000 196,285
b
Romania Government Bond ,
Senior Bond, Reg S, 5.625%, 2/22/36 .................. Romania 1,010,000 EUR 1,224,798
Senior Note, 144A, 3%, 2/27/27 ....................... Romania 1,000,000 986,597
b
Serbia Government Bond ,
Senior Bond, Reg S, 6.5%, 9/26/33 .................... Serbia 430,000 463,344
Senior Note, Reg S, 6.25%, 5/26/28 .................... Serbia 510,000 528,969
South Africa Government Bond , Senior Bond , 5.875% , 4/20/32 .
South Africa 770,000 790,372
b
Southern Gas Corridor CJSC , Senior Bond , Reg S, 6.875% ,
3/24/26 ......................................... Azerbaijan 800,000 805,059
b
Suriname Government Bond , Senior Bond , 144A, 8.5% , 11/06/35 Suriname 300,000 323,613
Turkiye Government Bond ,
Senior Note, 9.125%, 7/13/30 ......................... Turkiye 1,260,000 1,429,428
b
Uzbekistan Government Bond , Senior Note , Reg S, 6.9% ,
2/28/32 ......................................... Uzbekistan 720,000 775,552
Total Foreign Government and Agency Securities (Cost $33,681,535) ............
35,623,851
U.S. Government and Agency Securities 0.0%
†
l
U.S. Treasury Notes , 4.125%, 11/30/31 ................... United States 140,000 141,607
Total U.S. Government and Agency Securities (Cost $141,607) ..................
141,607
Asset-Backed Securities 1.6%
Financial Services 1.6%
b,g
Black Diamond CLO Ltd. , 2024-1A , D1 , 144A, FRN , 8.118% ,
( 3-month SOFR + 4.45% ), 10/25/37 . ................... Jersey 900,000 909,286
g
Citigroup Mortgage Loan Trust, Inc. , 2007-AMC3 , A2D , FRN ,
4.137% , ( 1-month SOFR + 0.464% ), 3/25/37 . ............. United States 1,366,039 1,210,727
b
DataBank Issuer II LLC , 2025-1A , A2 , 144A, 5.18% , 9/27/55 . ... United States 703,000 694,847
b
Lendbuzz Securitization Trust ,
2026-1A, C, 144A, 5.74%, 9/15/31 ..................... United States 193,000 193,888
2026-1A, D, 144A, 6.86%, 2/15/33 ..................... United States 291,000 292,274
b
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................. United States 546,000 460,018
b,g
Northwoods Capital 22 Ltd. , 2020-22A , DRR , 144A, FRN ,
8.656% , ( 3-month SOFR + 4.95% ), 9/16/31 . .............. United States 900,000 913,025
b
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . .. United States 239,648 240,110
b,i
Sabey Data Center Issuer LLC , 2026-1 , A2 , 144A, 5.482% ,
1/20/51 . ......................................... United States 681,000 684,937
b
VCAT LLC , 2026-NPL1 , A1 , 144A, 5.101% , 1/25/56 . ......... United States 218,000 218,544
5,817,656
a a a a a a
Total Asset-Backed Securities (Cost $5,740,279) ..............................
5,817,656
Commercial Mortgage-Backed Securities 8.3%
Financial Services 8.3%
m,n
BANK , 2024-BNK48 , XA , IO, FRN , 1.144% , 10/15/57 ........ United States 9,668,340 765,336
m,n
BANK5 Trust ,
2024-5YR10, XA, IO, FRN, 1.188%, 10/15/57 ............. United States 14,837,464 564,537

Putnam Premier Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
m,n
BANK5 Trust, (continued)
2024-5YR12, XA, IO, FRN, 0.497%, 12/15/57 ............. United States 11,025,582 $ 193,594
2024-5YR7, XA, IO, FRN, 1.334%, 6/15/57 .............. United States 10,893,015 427,090
m,n
BBCMS Mortgage Trust ,
2022-C14, XA, IO, FRN, 0.684%, 2/15/55 ................ United States 10,361,927 320,126
2024-5C29, XA, IO, FRN, 1.581%, 9/15/57 ............... United States 16,309,193 819,015
2024-5C31, XA, IO, FRN, 1.061%, 12/15/57 .............. United States 4,846,899 175,717
2024-C26, XA, IO, FRN, 1.013%, 5/15/57 ................ United States 5,698,183 394,173
m,n
Benchmark Mortgage Trust ,
2024-V10, XA, IO, FRN, 1.305%, 9/15/57 ................ United States 14,078,726 579,614
2024-V11, XA, IO, FRN, 0.56%, 11/15/57 ................ United States 20,386,517 399,511
m,n
BMO Mortgage Trust ,
2024-5C6, XA, IO, FRN, 1.353%, 9/15/57 ................ United States 12,360,576 508,269
2024-5C8, XA, IO, FRN, 1.021%, 12/15/57 ............... United States 5,934,222 214,469
b,n
BWAY Mortgage Trust , 2022-26BW , E , 144A, FRN , 4.866% ,
2/10/44 ......................................... United States 665,000 371,174
n
CD Mortgage Trust , 2017-CD4 , B , FRN , 3.947% , 5/10/50 ..... United States 1,032,000 990,736
CFCRE Commercial Mortgage Trust ,
b,n
2011-C2, E, 144A, FRN, 5.08%, 12/15/47 ................ United States 424,000 403,343
2016-C7, A3, 3.839%, 12/10/54 ....................... United States 908,000 902,628
Citigroup Commercial Mortgage Trust ,
b,n
2015-GC27, D, 144A, FRN, 4.376%, 2/10/48 ............. United States 790,531 780,130
n
2015-GC33, C, FRN, 4.335%, 9/10/58 .................. United States 471,000 412,836
2015-GC33, D, 3.172%, 9/10/58 ....................... United States 221,000 140,887
COMM Mortgage Trust ,
b,d,n
2012-CR3, F, 144A, FRN, 4.75%, 10/15/45 ............... United States 424,048 26,014
2013-CR12, AM, 4.3%, 10/10/46 ...................... United States 372,766 354,167
b,n
2013-CR13, D, 144A, FRN, 5.102%, 11/10/46 ............ United States 1,233,000 671,973
n
2014-CR16, C, FRN, 4.793%, 4/10/47 .................. United States 912,000 869,820
b,n
2014-CR17, D, 144A, FRN, 4.93%, 5/10/47 .............. United States 725,000 614,800
n
2014-CR20, C, FRN, 4.734%, 11/10/47 ................. United States 679,202 659,371
n
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................. United States 333,005 328,935
n
2015-CR22, B, FRN, 3.926%, 3/10/48 .................. United States 354,309 341,024
2015-DC1, AM, 3.724%, 2/10/48 ...................... United States 232,758 229,255
n
2015-DC1, B, FRN, 4.035%, 2/10/48 ................... United States 906,000 869,053
b,n
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.382% ,
8/10/44 ......................................... United States 424,791 415,498
n
GS Mortgage Securities Trust ,
b
2013-GC13, AS, 144A, FRN, 3.858%, 7/10/46 ............ United States 277,764 274,396
b
2013-GC13, B, 144A, FRN, 3.858%, 7/10/46 ............. United States 551,000 538,947
2014-GC24, B, FRN, 4.497%, 9/10/47 .................. United States 1,080,000 1,050,452
b
2014-GC24, D, 144A, FRN, 4.518%, 9/10/47 ............. United States 485,000 334,650
m
2019-GC42, XA, IO, FRN, 0.806%, 9/10/52 .............. United States 13,617,314 331,712
n
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
b
2007-CB20, E, 144A, FRN, 8.668%, 2/12/51 ............. United States 13,585 19,217
b
2012-C6, E, 144A, FRN, 4.964%, 5/15/45 ............... United States 432,000 427,162
2013-LC11, D, FRN, 4.331%, 4/15/46 ................... United States 122,593 1,287
JPMBB Commercial Mortgage Securities Trust ,
n
2013-C12, D, FRN, 3.981%, 7/15/45 ................... United States 521,000 489,284
b,n
2013-C14, D, 144A, FRN, 4.09%, 8/15/46 ............... United States 500,000 400,250
b,n
2014-C18, D, 144A, FRN, 4.525%, 2/15/47 .............. United States 513,000 470,547
n
2014-C23, B, FRN, 4.536%, 9/15/47 ................... United States 364,000 358,132
n
2014-C23, C, FRN, 4.536%, 9/15/47 ................... United States 436,000 424,720
b,n
2014-C23, D, 144A, FRN, 4.036%, 9/15/47 .............. United States 287,000 264,184
2016-C1, A5, 3.576%, 3/17/49 ........................ United States 53,891 53,796

Putnam Premier Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
JPMDB Commercial Mortgage Securities Trust ,
2018-C8, B, 4.522%, 6/15/51 ......................... United States 504,000 $ 482,111
n
2018-C8, C, FRN, 4.755%, 6/15/51 .................... United States 402,000 366,425
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 1,149,000 1,135,882
Morgan Stanley Bank of America Merrill Lynch Trust ,
n
2013-C10, B, FRN, 3.952%, 7/15/46 ................... United States 338,710 323,655
b,n
2013-C10, F, 144A, FRN, 3.952%, 7/15/46 ............... United States 1,988,000 257,985
b,n
2013-C12, D, 144A, FRN, 4.746%, 10/15/46 ............. United States 416,000 388,652
n
2015-C22, C, FRN, 3.973%, 4/15/48 ................... United States 1,263,000 1,119,138
b
2015-C26, D, 144A, 3.06%, 10/15/48 ................... United States 623,251 598,983
n
Morgan Stanley Capital I Trust ,
2016-UB11, C, FRN, 3.691%, 8/15/49 .................. United States 663,000 653,441
2018-H3, C, FRN, 4.859%, 7/15/51 .................... United States 404,000 385,250
SG Commercial Mortgage Securities Trust , 2016-C5 , A4 , 3.055% ,
10/10/48 ........................................ United States 1,034,000 1,025,915
b,d
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 1,081,996 126
n
UBS Commercial Mortgage Trust , 2017-C3 , C , FRN , 4.355% ,
8/15/50 ......................................... United States 498,000 469,584
b,n
VEGAS , 2024-GCS , D , 144A, FRN , 6.217% , 7/10/36 ......... United States 358,000 362,868
Wells Fargo Commercial Mortgage Trust ,
b,n
2013-LC12, D, 144A, FRN, 3.79%, 7/15/46 .............. United States 356,000 242,974
b
2014-LC16, D, 144A, 3.938%, 8/15/50 .................. United States 616,431 74,602
2015-C31, D, 3.852%, 11/15/48 ....................... United States 262,000 237,112
m,n
2019-C52, XA, IO, FRN, 1.564%, 8/15/52 ................ United States 6,688,085 286,859
m,n
2024-5C1, XA, IO, FRN, 1.026%, 7/15/57 ................ United States 6,393,192 189,866
n
WFRBS Commercial Mortgage Trust ,
b
2013-C15, D, 144A, FRN, 4.505%, 8/15/46 .............. United States 515,444 360,811
2014-C21, C, FRN, 4.234%, 8/15/47 ................... United States 365,000 346,339
2014-C23, B, FRN, 4.278%, 10/15/57 ................... United States 275,000 266,703
29,757,112
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $30,960,012) ..............
29,757,112
Mortgage-Backed Securities 42.0%
Federal National Mortgage Association (FNMA) Fixed Rate 36.6%
FNMA, 30 Year, 5%, 1/01/49 - 8/01/49 .................... United States 98,031 99,677
o
Uniform Mortgage-Backed Securities, 2.5%, TBA, 2/25/56 ..... United States 6,000,000 5,093,911
o
Uniform Mortgage-Backed Securities, 3%, TBA, 2/25/56 ...... United States 2,000,000 1,772,999
o
Uniform Mortgage-Backed Securities, 5%, TBA, 2/25/56 ...... United States 4,000,000 4,008,125
o
Uniform Mortgage-Backed Securities, 5.5%, TBA, 2/25/56 ..... United States 111,000,000 112,561,410
o
Uniform Mortgage-Backed Securities, 6%, TBA, 2/25/56 ...... United States 8,000,000 8,193,086
131,729,208
Government National Mortgage Association (GNMA) Fixed Rate 5.4%
GNMA II, Single-family, 30 Year, 3.5%, 8/20/49 - 3/20/50 ...... United States 311,699 283,237
GNMA II, Single-family, 30 Year, 4.5%, 10/20/49 - 1/20/50 ..... United States 74,360 72,401
GNMA II, Single-family, 30 Year, 5%, 5/20/49 ............... United States 82,997 83,931
o
GNMA II, Single-family, 30 Year, 5%, 2/15/56 ............... United States 8,000,000 7,999,972
GNMA II, Single-family, 30 Year, 5.5%, 5/20/49 ............. United States 32,075 32,779
o
GNMA II, Single-family, 30 Year, 5.5%, 2/15/56 ............. United States 11,000,000 11,121,871
19,594,191
Total Mortgage-Backed Securities (Cost $151,403,355) .........................
151,323,399

Putnam Premier Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities 9.2%
Financial Services 9.2%
b
A&D Mortgage Trust , 2024-NQM1 , A1 , 144A, 6.195% , 2/25/69 . United States 1,090,826 $ 1,104,355
Alternative Loan Trust ,
g
2005-38, A3, FRN, 4.487%, (1-month SOFR + 0.814%), 9/25/35 United States 320,038 291,528
g
2005-59, 1A1, FRN, 4.448%, (1-month SOFR + 0.774%),
11/20/35 ........................................ United States 847,172 831,042
g
2006-OA10, 1A1, FRN, 4.628%, (12-month average of 1-year
CMT + 0.96%), 8/25/46 ............................. United States 176,012 162,584
g
2006-OA10, 3A1, FRN, 4.167%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 400,663 377,210
g
2006-OA10, 4A1, FRN, 4.167%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 2,164,104 1,923,281
n
2006-OA7, 1A1, FRN, 3.087%, 6/25/46 ................. United States 727,635 678,582
g
2006-OA7, 1A2, FRN, 4.608%, (12-month average of 1-year
CMT + 0.94%), 6/25/46 ............................. United States 246,823 247,232
g
2007-OH1, A1D, FRN, 3.997%, (1-month SOFR + 0.324%),
4/25/47 ......................................... United States 298,760 267,668
g
American Home Mortgage Investment Trust , 2007-1 , GA1C , FRN ,
3.977% , ( 1-month SOFR + 0.304% ), 5/25/47 ............. United States 571,456 346,867
g
Bear Stearns ALT-A Trust , 2005-10 , 11A1 , FRN , 4.287% ,
( 1-month SOFR + 0.614% ), 1/25/36 .................... United States 79,418 76,188
b,g
Chevy Chase Funding LLC , 2006-4A , A2 , 144A, FRN , 3.967% ,
( 1-month SOFR + 0.294% ), 11/25/47 ................... United States 405,195 369,116
b,n
FHLMC Seasoned Credit Risk Transfer Trust ,
2017-3, M2, 144A, FRN, 4.75%, 7/25/56 ................ United States 324,003 320,883
2019-2, M, 144A, FRN, 4.75%, 8/25/58 ................. United States 641,782 629,172
2019-4, M, 144A, FRN, 4.5%, 2/25/59 .................. United States 334,849 323,766
b,g
FHLMC STACR REMIC Trust ,
2020-DNA4, B2, 144A, FRN, 13.812%, (30-day SOFR Average
+ 10.114%), 8/25/50 ................................ United States 966,000 1,287,285
2020-DNA5, B2, 144A, FRN, 15.197%, (30-day SOFR Average
+ 11.5%), 10/25/50 ................................. United States 491,000 684,267
2020-HQA2, B2, 144A, FRN, 11.412%, (30-day SOFR Average
+ 7.714%), 3/25/50 ................................ United States 625,000 757,231
2020-HQA3, B2, 144A, FRN, 13.812%, (30-day SOFR Average
+ 10.114%), 7/25/50 ................................ United States 1,027,000 1,356,277
2021-DNA3, B2, 144A, FRN, 9.947%, (30-day SOFR Average +
6.25%), 10/25/33 .................................. United States 299,000 380,593
2022-DNA2, M2, 144A, FRN, 7.447%, (30-day SOFR Average
+ 3.75%), 2/25/42 ................................. United States 450,000 463,203
2023-HQA2, M1B, 144A, FRN, 7.047%, (30-day SOFR Average
+ 3.35%), 6/25/43 ................................. United States 700,000 721,233
b,g
FHLMC STACR Trust ,
2018-DNA3, B2, 144A, FRN, 11.562%, (30-day SOFR Average
+ 7.864%), 9/25/48 ................................ United States 389,000 444,266
2018-HQA2, B2, 144A, FRN, 14.812%, (30-day SOFR Average
+ 11.114%), 10/25/48 ............................... United States 1,619,000 2,000,945
2019-DNA1, B2, 144A, FRN, 14.562%, (30-day SOFR Average
+ 10.864%), 1/25/49 ................................ United States 315,000 391,530
2019-HQA1, B2, 144A, FRN, 16.062%, (30-day SOFR Average
+ 12.364%), 2/25/49 ................................ United States 254,000 308,711
2019-HQA2, B2, 144A, FRN, 15.062%, (30-day SOFR Average
+ 11.364%), 4/25/49 ................................ United States 298,000 357,737
g
FNMA Connecticut Avenue Securities Trust ,
2016-C01, 1B, FRN, 15.562%, (30-day SOFR Average +
11.864%), 8/25/28 ................................. United States 824,888 830,095
2016-C02, 1B, FRN, 16.062%, (30-day SOFR Average +
12.364%), 9/25/28 ................................. United States 2,289,966 2,325,113

Putnam Premier Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
g
FNMA Connecticut Avenue Securities Trust, (continued)
2016-C03, 1B, FRN, 15.562%, (30-day SOFR Average +
11.864%), 10/25/28 ................................ United States 1,280,375 $ 1,309,860
2016-C03, 2B, FRN, 16.562%, (30-day SOFR Average +
12.864%), 10/25/28 ................................ United States 237,505 243,472
2016-C04, 1B, FRN, 14.062%, (30-day SOFR Average +
10.364%), 1/25/29 ................................. United States 265,307 276,014
2016-C05, 2B, FRN, 14.562%, (30-day SOFR Average +
10.864%), 1/25/29 ................................. United States 265,259 275,969
2016-C06, 1B, FRN, 13.062%, (30-day SOFR Average +
9.364%), 4/25/29 .................................. United States 393,628 414,295
b
2020-R01, 1B1, 144A, FRN, 7.062%, (30-day SOFR Average +
3.364%), 1/25/40 .................................. United States 459,000 468,105
b
2020-SBT1, 1B1, 144A, FRN, 10.562%, (30-day SOFR Average
+ 6.864%), 2/25/40 ................................ United States 355,000 372,917
b
2022-R02, 2B1, 144A, FRN, 8.197%, (30-day SOFR Average +
4.5%), 1/25/42 .................................... United States 402,000 415,244
b
2022-R02, 2M2, 144A, FRN, 6.697%, (30-day SOFR Average +
3%), 1/25/42 ..................................... United States 1,632,606 1,660,312
g
GSR Mortgage Loan Trust , 2007-OA1 , 2A3A , FRN , 4.097% ,
( 1-month SOFR + 0.424% ), 5/25/37 .................... United States 477,364 265,074
g
HarborView Mortgage Loan Trust , 2005-2 , 1A , FRN , 4.31% ,
( 1-month SOFR + 0.634% ), 5/19/35 .................... United States 400,258 106,086
b,g
Home RE Ltd. , 2021-2 , B1 , 144A, FRN , 7.847% , ( 30-day SOFR
Average + 4.15% ), 1/25/34 ........................... United States 300,000 304,531
b,g
J.P. Morgan Mortgage Trust ,
2024-9, A11, 144A, FRN, 5.047%, (30-day SOFR Average +
1.35%), 2/25/55 ................................... United States 287,928 289,272
2025-2, A11, 144A, FRN, 4.947%, (30-day SOFR Average +
1.25%), 7/25/55 ................................... United States 381,676 383,463
MFA Trust , 2024-NPL1 , A1 , 6.33% , 9/25/54 ................
United States 597,025 598,385
b,g
Morgan Stanley Re-REMIC Trust , 2010-R4 , 4B , 144A, FRN ,
2.972% , ( 1-month SOFR + 0.344% ), 2/26/37 ............. United States 315,732 306,715
b,g
Morgan Stanley Residential Mortgage Loan Trust , 2024-4 , AF ,
144A, FRN , 5.047% , ( 30-day SOFR Average + 1.35% ), 9/25/54 United States 157,004 157,494
g
MortgageIT Trust , 2005-3 , M2 , FRN , 4.582% , ( 1-month SOFR +
0.909% ), 8/25/35 .................................. United States 45,162 44,272
b
PRET LLC , 2026-NPL1 , A1 , 144A, 5.18% , 1/25/56 .......... United States 246,290 246,168
b
Saluda Grade Alternative Mortgage Trust ,
2024-RTL4, A1, 144A, 7.5%, 2/25/30 ................... United States 1,227,000 1,228,185
2024-RTL5, A1, 144A, 7.762%, 4/25/30 ................. United States 1,400,000 1,409,788
g
Structured Asset Mortgage Investments II Trust , 2007-AR1 , 2A1 ,
FRN , 4.147% , ( 1-month SOFR + 0.474% ), 1/25/37 ......... United States 443,273 402,278
b,n
Towd Point Mortgage Trust ,
2018-5, M1, 144A, FRN, 3.25%, 7/25/58 ................ United States 815,000 696,635
2019-2, A2, 144A, FRN, 3.75%, 12/25/58 ................ United States 1,033,000 951,466
g
WaMu Mortgage Pass-Through Certificates Trust , 2005-AR13 ,
A1C3 , FRN , 4.767% , ( 1-month SOFR + 1.094% ), 10/25/45 .. United States 166,230 160,995
33,244,955
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $31,431,616) ...............
33,244,955
Agency Commercial Mortgage-Backed Securities 12.6%
Financial Services 12.6%
m
FHLMC ,
304, C37, IO, 3.5%, 12/15/27 ......................... United States 18,702 289
4000, PI, IO, 4.5%, 1/15/42 .......................... United States 243,557 31,688

Putnam Premier Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
m
FHLMC, (continued)
4077, IK, IO, 5%, 7/15/42 ............................ United States 737,773 $ 155,103
4105, HI, IO, 3.5%, 7/15/41 .......................... United States 243,738 11,454
g
4839, WS, IO, FRN, 2.278%, (30-day SOFR Average +
5.986%), 8/15/56 .................................. United States 4,154,776 566,956
g
4945, SL, IO, FRN, 2.238%, (30-day SOFR Average + 5.936%),
1/25/50 ......................................... United States 3,969,623 466,094
4984, IL, IO, 4.5%, 6/25/50 ........................... United States 3,956,311 827,827
g
5002, SJ, IO, FRN, 2.288%, (30-day SOFR Average + 5.986%),
7/25/50 ......................................... United States 6,075,161 713,794
g
5011, SA, IO, FRN, 2.438%, (30-day SOFR Average + 6.136%),
9/25/50 ......................................... United States 6,583,238 828,828
5024, HI, IO, 4.5%, 10/25/50 ......................... United States 7,583,011 1,789,191
5093, YI, IO, 4.5%, 12/25/50 ......................... United States 3,160,785 746,006
5134, IC, IO, 4%, 8/25/51 ............................ United States 6,402,274 1,270,710
5349, IB, IO, 4%, 12/15/46 ........................... United States 3,709,734 781,950
b,g
FHLMC Multi-family Structured Credit Risk Trust ,
2021-MN1, M2, 144A, FRN, 7.447%, (30-day SOFR Average +
3.75%), 1/25/51 ................................... United States 555,000 577,678
2021-MN3, M2, 144A, FRN, 7.697%, (30-day SOFR Average +
4%), 11/25/51 .................................... United States 1,746,000 1,812,655
m
FNMA ,
g
2010-35, SG, IO, FRN, 2.588%, (30-day SOFR Average +
6.286%), 4/25/40 .................................. United States 446,346 49,480
g
2011-101, SA, IO, FRN, 2.088%, (30-day SOFR Average +
5.786%), 10/25/41 ................................. United States 1,022,423 98,308
2012-127, BI, IO, 4.5%, 11/25/42 ...................... United States 225,158 46,014
2015-30, IO, 5.5%, 5/25/45 .......................... United States 1,696,362 223,868
2016-3, NI, IO, 6%, 2/25/46 .......................... United States 1,135,152 159,537
g
2017-32, SA, IO, FRN, 2.338%, (30-day SOFR Average +
6.036%), 5/25/47 .................................. United States 5,113,803 560,534
g
2018-20, SB, IO, FRN, 2.438%, (30-day SOFR Average +
6.136%), 3/25/48 .................................. United States 2,321,198 221,423
g
2018-38, SA, IO, FRN, 2.388%, (30-day SOFR Average +
6.086%), 6/25/48 .................................. United States 4,309,457 505,020
g
2019-43, JS, IO, FRN, 2.238%, (30-day SOFR Average +
5.936%), 8/25/49 .................................. United States 2,256,648 228,536
g
2019-61, S, IO, FRN, 2.188%, (30-day SOFR Average +
5.886%), 11/25/49 ................................. United States 4,683,068 626,113
2020-76, BI, IO, 4.5%, 11/25/50 ....................... United States 5,692,940 1,298,997
2021-14, CI, IO, 4.5%, 11/25/49 ....................... United States 7,542,337 1,682,981
374, 6, IO, 5.5%, 8/25/36 ............................ United States 57,537 9,197
378, 19, IO, 5%, Strip, 6/25/35 ........................ United States 151,574 20,380
427, C93, IO, 4.5%, 8/25/42 .......................... United States 5,481,147 946,588
b,g
FNMA Multi-family Connecticut Avenue Securities Trust ,
2019-01, M10, 144A, FRN, 7.062%, (30-day SOFR Average +
3.364%), 10/25/49 ................................. United States 908,938 924,832
2020-01, M10, 144A, FRN, 7.562%, (30-day SOFR Average +
3.864%), 3/25/50 .................................. United States 1,300,224 1,322,734
m
GNMA ,
2012-113, ID, IO, 3.5%, 9/20/42 ....................... United States 649,193 94,745
2012-128, IA, IO, 3.5%, 10/20/42 ...................... United States 1,555,088 252,705
2012-140, IC, IO, 3.5%, 11/20/42 ...................... United States 1,561,500 253,762
2012-146, IO, 5%, 12/20/42 .......................... United States 413,096 88,160
2013-34, IH, IO, 4.5%, 3/20/43 ........................ United States 812,520 153,393
n
2013-H08, CI, IO, FRN, 1.477%, 2/20/63 ................ United States 1,218,631 43,342

Putnam Premier Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
m
GNMA, (continued)
g
2014-119, SA, IO, FRN, 1.81%, (1-month SOFR + 5.486%),
8/20/44 ......................................... United States 1,209,980 $ 119,200
g
2014-60, SD, IO, FRN, 2.39%, (1-month SOFR + 6.066%),
4/20/44 ......................................... United States 2,861,541 354,408
2014-76, IO, 5%, 5/20/44 ............................ United States 576,843 119,848
n
2014-H21, BI, IO, FRN, 1.534%, 10/20/64 ............... United States 1,787,228 45,657
2015-52, KI, IO, 3.5%, 11/20/40 ....................... United States 465,077 15,360
2015-53, MI, IO, 4%, 4/16/45 ......................... United States 1,382,890 272,884
2015-64, YI, IO, 4%, 11/20/44 ........................ United States 855,164 125,458
2015-79, GI, IO, 5%, 10/20/39 ........................ United States 346,945 71,106
n
2015-H10, BI, IO, FRN, 2.419%, 4/20/65 ................ United States 1,282,959 61,954
n
2015-H20, AI, IO, FRN, 1.811%, 8/20/65 ................ United States 1,221,096 44,400
n
2015-H20, CI, IO, FRN, 2.215%, 8/20/65 ................ United States 1,728,371 87,746
n
2015-H23, BI, IO, FRN, 1.749%, 9/20/65 ................ United States 1,395,781 36,495
n
2015-H25, EI, IO, FRN, 1.861%, 10/20/65 ............... United States 780,803 29,341
2016-42, IO, 5%, 2/20/46 ............................ United States 1,403,080 275,480
n
2016-H03, AI, IO, FRN, 2.002%, 1/20/66 ................ United States 4,308,072 185,079
n
2016-H03, DI, IO, FRN, 1.967%, 12/20/65 ............... United States 886,411 28,204
n
2016-H06, DI, IO, FRN, 1.901%, 7/20/65 ................ United States 2,500,909 105,343
n
2016-H09, BI, IO, FRN, 2.312%, 4/20/66 ................ United States 2,105,440 85,647
n
2016-H10, AI, IO, FRN, 1.761%, 4/20/66 ................ United States 2,928,122 87,050
n
2016-H18, QI, IO, FRN, 2.659%, 6/20/66 ................ United States 1,178,930 66,660
n
2016-H22, AI, IO, FRN, 2.417%, 10/20/66 ............... United States 1,611,087 82,873
n
2016-H23, NI, IO, FRN, 2.409%, 10/20/66 ............... United States 4,650,399 224,921
n
2016-H24, CI, IO, FRN, 1.636%, 10/20/66 ............... United States 1,038,931 26,838
2017-26, MI, IO, 5%, 11/20/39 ........................ United States 1,949,746 370,515
2017-42, IC, IO, 4.5%, 8/20/41 ........................ United States 723,287 134,783
n
2017-H02, BI, IO, FRN, 1.952%, 1/20/67 ................ United States 1,234,918 51,049
n
2017-H06, BI, IO, FRN, 2.312%, 2/20/67 ................ United States 1,884,324 66,196
n
2017-H08, NI, IO, FRN, 2.176%, 3/20/67 ................ United States 2,840,591 93,264
n
2017-H09, IO, FRN, 1.878%, 4/20/67 ................... United States 3,385,164 98,305
n
2017-H11, DI, IO, FRN, 2.074%, 5/20/67 ................ United States 2,066,776 102,950
n
2017-H12, QI, IO, FRN, 2.362%, 5/20/67 ................ United States 1,941,843 73,081
n
2017-H16, IG, IO, FRN, 1.829%, 7/20/67 ................ United States 4,734,667 122,841
n
2017-H16, JI, IO, FRN, 2.403%, 8/20/67 ................. United States 6,223,738 257,009
n
2017-H19, MI, IO, FRN, 2.053%, 4/20/67 ................ United States 1,197,949 43,089
2018-127, IC, IO, 5%, 10/20/44 ....................... United States 2,451,055 485,756
2018-94, AI, IO, 4.5%, 7/20/48 ........................ United States 1,024,324 211,999
n
2018-H02, EI, IO, FRN, 1.882%, 1/20/68 ................ United States 5,347,175 224,961
n
2018-H05, BI, IO, FRN, 2.082%, 2/20/68 ................ United States 3,413,894 143,114
n
2018-H15, KI, IO, FRN, 2.156%, 8/20/68 ................ United States 2,461,652 87,492
g
2019-110, SQ, IO, FRN, 2.26%, (1-month SOFR + 5.936%),
9/20/49 ......................................... United States 3,472,023 386,749
g
2019-152, ES, IO, FRN, 2.26%, (1-month SOFR + 5.936%),
12/20/49 ........................................ United States 2,104,924 241,033
g
2019-83, SY, IO, FRN, 2.31%, (1-month SOFR + 5.986%),
7/20/49 ......................................... United States 3,121,641 368,267
g
2019-89, PS, IO, FRN, 2.31%, (1-month SOFR + 5.986%),
7/20/49 ......................................... United States 3,849,377 476,493
g
2019-96, SY, IO, FRN, 2.31%, (1-month SOFR + 5.986%),
8/20/49 ......................................... United States 3,537,344 427,068
2020-13, AI, IO, 4%, 3/20/46 ......................... United States 7,346,760 972,812
2020-167, PI, IO, 3.5%, 11/20/50 ...................... United States 4,530,723 928,218
2020-175, NI, IO, 3%, 11/20/50 ....................... United States 4,798,482 778,293
g
2020-63, AS, IO, FRN, 2.21%, (1-month SOFR + 5.886%),
8/20/43 ......................................... United States 3,786,555 438,215

Putnam Premier Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
m
GNMA, (continued)
g
2020-63, PS, IO, FRN, 2.31%, (1-month SOFR + 5.986%),
4/20/50 ......................................... United States 4,499,125 $ 565,656
g
2020-63, SP, IO, FRN, 2.31%, (1-month SOFR + 5.986%),
5/20/50 ......................................... United States 3,541,649 431,113
g
2020-96, KS, IO, FRN, 2.36%, (1-month SOFR + 6.036%),
7/20/50 ......................................... United States 11,007,830 1,401,833
g
2020-97, QS, IO, FRN, 2.36%, (1-month SOFR + 6.036%),
7/20/50 ......................................... United States 3,047,822 408,725
g
2021-116, ES, IO, FRN, 2.408%, (1-month SOFR + 6.086%),
11/20/47 ........................................ United States 5,810,588 652,996
2021-122, GI, IO, 4.5%, 11/20/47 ...................... United States 5,988,223 1,373,163
2021-156, IO, 3.5%, 7/20/51 ......................... United States 7,359,673 1,399,831
2021-214, AI, IO, 4%, 12/20/51 ....................... United States 4,603,533 929,405
2021-59, IP, IO, 3%, 4/20/51 ......................... United States 6,162,035 1,051,286
g
2021-59, SM, IO, FRN, 2.51%, (1-month SOFR + 6.186%),
4/20/51 ......................................... United States 10,719,453 1,382,651
g
2021-59, SQ, IO, FRN, 2.51%, (1-month SOFR + 6.186%),
4/20/51 ......................................... United States 3,628,233 467,029
g
2021-77, SM, IO, FRN, 2.51%, (1-month SOFR + 6.186%),
5/20/51 ......................................... United States 5,348,040 716,008
g
2021-98, SK, IO, FRN, 2.51%, (1-month SOFR + 6.186%),
6/20/51 ......................................... United States 8,404,884 1,129,435
g
2023-35, SH, IO, FRN, 2.747%, (30-day SOFR Average +
6.45%), 2/20/53 ................................... United States 10,860,380 865,485
2024-186, IO, 3%, 9/20/51 ........................... United States 7,273,424 1,107,609
n
2024-32, IO, FRN, 0.7%, 6/16/63 ...................... United States 10,541,519 547,199
2024-4, IG, IO, 5%, 12/20/52 ......................... United States 3,393,465 654,842
45,610,642
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $45,803,954) .......
45,610,642
Total Long Term Investments (Cost $449,493,414) .............................
455,257,988
a
Short Term Investments 13.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Certificates of Deposit 2.3%
Bank of America NA, 4.25%, 3/02/26 ..................... United States 1,750,000 1,750,656
p
Canadian Imperial Bank of Commerce, 3.95%, 2/09/26 ....... Canada 1,800,000 1,800,120
p
Toronto-Dominion Bank (The), 3.9%, 4/02/26 ............... Canada 1,850,000 1,850,564
Wells Fargo Bank NA ,
3.75%, 12/17/26 .................................... United States 1,500,000 1,499,838
3.8%, 9/16/26 ...................................... United States 1,500,000 1,500,819
3,000,657
Total Certificates of Deposit (Cost $8,400,000) ................................
8,401,997
a a a
Commercial Papers 4.6%
b,c
BPCE SA , 144A, 3.85% , 2/26/26 ........................ France 1,750,000 1,745,152
b,p
Commonwealth Bank of Australia , 144A, 4.03% , 4/09/26 ..... Australia 1,750,000 1,750,028
c
Credit Agricole Corporate and Investment Bank SA ,
4.34%, 2/05/26 ..................................... France 1,750,000 1,748,945

Putnam Premier Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
c
Credit Agricole Corporate and Investment Bank SA, (continued)
3.72%, 3/09/26 ..................................... France 1,900,000 $ 1,892,761
3,641,706
c
NRW Bank ,
b
144A, 4.04%, 2/09/26 ................................ Germany 1,900,000 1,898,081
3.72%, 4/10/26 ..................................... Germany 1,750,000 1,737,614
3,635,695
b,p
Royal Bank of Canada , 144A, 3.92% , 3/23/26 .............. Canada 1,850,000 1,850,294
b,c
Societe Generale SA , 144A, 3.85% , 3/31/26 ............... France 1,875,000 1,863,229
b,c
Sumitomo Mitsui Trust NY , 144A, 3.83% , 3/10/26 ............ Japan 2,000,000 1,991,941
Total Commercial Papers (Cost $16,478,628) .................................
16,478,045
a a a
U.S. Government and Agency Securities 0.3%
c,q
U.S. Treasury Bills, 3.54%, 7/16/26 ...................... United States 1,100,000 1,082,336
Total U.S. Government and Agency Securities (Cost $1,082,291) ................
1,082,336
Shares
Management Investment Companies 4.9%
a,r
Putnam Short Term Investment Fund, Class P, 3.863% ....... United States 17,757,912 17,757,912
Total Management Investment Companies (Cost $17,757,912) ..................
17,757,912
Money Market Funds 1.1%
a,r
Putnam Government Money Market Fund, Class P, 3.484% .... United States 3,982,744 3,982,744
Total Money Market Funds (Cost $3,982,744) .................................
3,982,744
Total Short Term Investments (Cost $47,701,575 ) ..............................
47,703,034
a
Total Investments (Cost $497,194,989) 139.5% ................................
$502,961,022
TBA Sale Commitments (14.5)% .............................................
(52,418,405)
Other Assets, less Liabilities (25.0)% ........................................
(89,988,749)
Net Assets 100.0% .........................................................
$360,553,868
a a a
Principal
Amount
*
s
TBA Sale Commitments (14.5)%
Mortgage-Backed Securities (14.5)%
Federal National Mortgage Association (FNMA) Fixed Rate (14.5)%
Uniform Mortgage-Backed Securities ,
4%, TBA, 2/25/56 .................................. United States (1,000,000) (955,165)
4.5%, TBA, 2/25/56 ................................ United States (27,000,000) (26,455,978)
5%, TBA, 2/25/56 .................................. United States (25,000,000) (25,007,262)
Total TBA Sale Commitments (Proceeds $(52,546,211)) ........................
$(52,418,405)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note 3 ( e ) regarding investments in affiliated management investment companies.

Putnam Premier Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2026, the aggregate value of these securities was $147,526,280, representing 40.9% of net assets.
c
The rate shown represents the yield at period end.
d
Defaulted security or security for which income has been deemed uncollectible. See Note 7 .
e
Income may be received in additional securities and/or cash.
f
See Note 1 ( f ) regarding senior floating rate interests.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
i
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
j
See Note 8 regarding unfunded loan commitments.
k
Perpetual security with no stated maturity date.
l
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts. See Note 1 ( e ).
m
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
n
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
o
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( d ).
p
The coupon rate shown represents the rate at period end.
q
A portion or all of the security has been segregated as collateral for certain derivative contracts. At January 31, 2026, the value of this security pledged amounted to
$859,965, representing 0.2% of net assets.
r
The rate shown is the annualized seven-day effective yield at period end.
s
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

Putnam Premier Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At January 31, 2026, the Fund had the following futures contracts outstanding. See Note 1 ( e ).
At January 31, 2026, the Fund had the following forward exchange contracts outstanding. See Note 1 ( e ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Euro- Bobl .................................. Short 52 $ 7,187,630 3/06/26 $ 7,968
U.S. Treasury 10 Year Ultra Notes ................ Short 26 2,968,062 3/20/26 47,721
U.S. Treasury 2 Year Notes ..................... Short 177 36,903,117 3/31/26 68,388
Total Futures Contracts ...................................................................... $124,077
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Japanese Yen ...... BOFA Buy 147,522,300 965,144 2/13/26 $ — $ (11,122)
Japanese Yen ...... GSCO Buy 400,266,300 2,597,665 2/13/26 10,207 (19,361)
Japanese Yen ...... HSBK Buy 135,633,600 887,599 2/13/26 — (10,460)
Japanese Yen ...... TDOM Buy 1,366,800 8,942 2/13/26 — (103)
Japanese Yen ...... UBSW Buy 125,971,100 824,237 2/13/26 — (9,586)
British Pound ...... CITI Sell 619,000 830,406 3/17/26 — (16,558)
British Pound ...... HSBK Sell 1,016,100 1,357,677 3/17/26 — (32,630)
Euro ............. HSBK Sell 10,340,400 12,183,247 3/17/26 — (98,028)
Euro ............. MSCO Buy 481,900 563,195 3/17/26 9,157 —
Euro ............. UBSW Sell 241,500 284,468 3/17/26 — (2,361)
Norwegian Krone ... MSCO Sell 13,864,000 1,367,480 3/17/26 — (71,828)
Swedish Krona ..... MSCO Sell 14,243,300 1,542,079 3/17/26 — (60,342)
Swiss Franc ....... TDOM Buy 727,100 923,618 3/17/26 21,191 —
Swiss Franc ....... UBSW Buy 1,818,000 2,309,824 3/17/26 52,523 —
Australian Dollar .... BZWS Sell 221,400 147,964 4/15/26 — (6,171)
Australian Dollar .... CITI Sell 1,089,500 727,980 4/15/26 — (30,511)
Australian Dollar .... HSBK Sell 129,100 86,256 4/15/26 — (3,622)
Australian Dollar .... JPHQ Sell 1,591,100 1,063,109 4/15/26 — (44,587)
Australian Dollar .... MSCO Sell 1,705,500 1,139,523 4/15/26 — (47,817)
Australian Dollar .... UBSW Sell 48,200 32,202 4/15/26 — (1,354)
Australian Dollar .... WPAC Sell 30,200 20,177 4/15/26 — (848)
Canadian Dollar .... BOFA Sell 600 433 4/15/26 — (9)
Canadian Dollar .... BZWS Sell 182,500 131,732 4/15/26 — (2,698)
Canadian Dollar .... GSCO Sell 19,800 14,292 4/15/26 — (293)
Canadian Dollar .... JPHQ Sell 431,300 311,263 4/15/26 — (6,433)
Canadian Dollar .... TDOM Sell 1,420,800 1,025,182 4/15/26 — (21,379)
Canadian Dollar .... UBSW Sell 1,176,000 848,802 4/15/26 — (17,440)
New Zealand Dollar . BOFA Sell 43,500 25,006 4/15/26 — (1,256)
New Zealand Dollar . MSCO Sell 1,660,200 954,334 4/15/26 — (47,960)
New Zealand Dollar . UBSW Sell 166,600 95,759 4/15/26 — (4,820)
Total Forward Exchange Contracts ................................................... $93,078 $(569,577)
Net unrealized appreciation (depreciation) ............................................ $(476,499)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Premier Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At January 31, 2026, the Fund had the following forward premium swap options contracts outstanding. See Note 1(e).
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
(3.788%)/1-day SOFR/Mar-36/(Purchased) BNDP 3/17/26 / 3.788% 30,249,200 $ 355,167 $ (12,653)
(3.438%)/1-day SOFR/Mar-31/(Written) BNDP 3/17/26 / 3.438% 52,153,700 (350,473) 1,613
3.625%/1-day SOFR/Nov-37/(Purchased) BNDP 11/12/27 / 3.625% 1,201,500 55,629 (33,377)
(4.125%)/1-day SOFR/Nov-37/(Purchased) BNDP 11/12/27 / 4.125% 1,201,500 55,629 (16,683)
3.725%/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 4,605,400 225,204 (158,333)
(4.225%)/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 4,605,400 235,797 (174,113)
4.2%/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 259,100 32,310 (7,855)
(4.2%)/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 259,100 32,310 (1,565)
3.165%/1-day SOFR/Mar-52/(Purchased) BOFA 3/22/32 / 3.165% 4,099,200 293,093 (146,140)
(4.608%)/1-day SOFR/May-56/(Purchased) CITI 5/26/26 / 4.608% 2,170,500 78,789 (65,003)
(2.495%)/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 5,302,300 328,897 903,483
2.495%/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 5,302,300 328,897 (318,827)
(4.13%)/1-day SOFR/Dec-57/(Purchased) JPHQ 12/09/27 / 4.13% 1,814,700 142,182 3,189
4.13%/1-day SOFR/Dec-57/(Purchased) JPHQ 12/09/27 / 4.13% 1,814,700 142,182 (42,933)
1.201%/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 1.201% EUR 10,390,700 206,241 (167,627)
(4.201%)/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 4.201% EUR 10,390,700 259,753 (79,768)
1.445%/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 4,317,900 165,123 (133,946)
(1.445%)/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 4,317,900 165,123 627,782
(4.384%)/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 4.384% 4,030,200 185,591 (75,695)
3.884%/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 3.884% 4,030,200 178,135 (69,601)
4.01%/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 614,500 73,679 (28,902)
(4.01%)/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 614,500 73,679 6,152
(2.952%)/6-month EURIBOR/Jun-49/
(Purchased) MSCO 6/18/29 / 2.952% EUR 4,848,800 386,533 180,786
(2.98%)/6-month EURIBOR/May-55/
(Purchased) MSCO 5/08/35 / 2.98% EUR 260,500 27,195 12,882
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 2,708,400 98,044 (37,028)
(2%)/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 4,626,600 245,400 384,619
2%/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 4,626,600 245,400 (145,669)
2.7%/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 2,202,100 133,601 (74,796)
(2.7%)/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 2,202,100 133,601 119,771
Unrealized appreciation 2,240,277
Unrealized (depreciation) (1,790,514)
Total $449,763
*
In U.S. dollars unless otherwise indicated.

franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Premier Income Trust
Schedule of Investments (unaudited)
At January 31, 2026, the Fund had the following credit default swap contracts outstanding. See Note 1(e).
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.45 . 5.00% Quarterly 12/20/30 18,279,000 $ 1,619,757 $ 1,459,527 $ 160,230
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $1,619,757 $1,459,527 $160,230
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BB.10 (5.00)% Monthly CITI 11/17/59 1,969,000 1,026,653 820,325 206,328
CMBX.NA.BB.10 (5.00)% Monthly MLCO 11/17/59 584,000 304,502 33,229 271,273
CMBX.NA.BB.13 (5.00)% Monthly GSCO 12/16/72 289,000 103,695 108,736 (5,041)
CMBX.NA.BB.6 . (5.00)% Monthly CITI 5/11/63 234,000 17,485 30,905 (13,420)
CMBX.NA.BB.6 . (5.00)% Monthly GSCO 5/11/63 405,000 30,262 18,248 12,014
CMBX.NA.BB.8 . (5.00)% Monthly CITI 10/17/57 358,000 144,332 155,013 (10,681)
CMBX.NA.BB.8 . (5.00)% Monthly GSCO 10/17/57 134,000 54,024 54,714 (690)
CMBX.NA.BB.8 . (5.00)% Monthly MSCO 10/17/57 25,000 10,080 10,981 (901)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly CITI 11/17/59 1,129,000 266,590 339,336 (72,746)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly MSCO 11/17/59 1,053,000 248,645 340,501 (91,856)
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 1,326,000 140,313 165,603 (25,290)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 442,000 71,346 80,223 (8,877)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 884,000 158,457 185,345 (26,888)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly JPHQ 12/16/72 1,150,000 206,138 222,765 (16,627)
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 766,000 32,403 143,487 (111,084)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 442,000 89,573 79,394 10,179
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.A.13 . 2.00% Monthly MLCO 12/16/72 804,000 (45,526) (105,907) 60,381
Investment
Grade
CMBX.NA.BB.10 5.00% Monthly JPHQ 11/17/59 215,000 (112,102) (17,251) (94,851)
Non-
Investment
Grade
CMBX.NA.BB.13 5.00% Monthly CITI 12/16/72 289,000 (103,695) (123,564) 19,869
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 1,391,000 (103,939) (241,859) 137,920
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly GSCO 5/11/63 186,000 (13,899) (32,290) 18,391
Non-
Investment
Grade

Putnam Premier Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At January 31, 2026, the Fund had the following interest rate swap contracts outstanding. See Note 1(e).
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts (continued)
Contracts to Sell Protection
c,d
(continued)
Traded Index (continued)
CMBX.NA.BB.6 . 5.00% Monthly JPHQ 5/11/63 21,000 $ (1,569) $ (10,811) $ 9,242
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 256,000 (19,128) (28,625) 9,497
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MSCO 5/11/63 921,000 (68,820) (163,951) 95,131
Non-
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly CITI 4/17/65 63,000 (9,596) (14,321) 4,725
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly GSCO 4/17/65 33,000 (5,027) (6,777) 1,750
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly MSCO 4/17/65 34,000 (5,179) (7,729) 2,550
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 766,000 (32,405) (47,650) 15,245
Investment
Grade
Total OTC Swap Contracts .............................................. $2,383,613 $1,988,070 $395,543
Total Credit Default Swap Contracts .................................... $4,003,370 $ 3,447,597 $555,773
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.487% . Annual
Pay Floating 1-day
SOFR ............ Annual 2/09/27 94,490,000 $ 21,881 $ — $ 21,881
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.3% ..... Annual 3/18/28 304,513,000 307,571 (284,235) 591,806
Receive Fixed 2.6% ... Semi-Annual
Pay Floating 1-day
REPO_CORRA ..... Semi-Annual 3/18/28 8,055,000 CAD 14,667 4,487 10,180

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The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Fixed 3.6% ... Annual
Pay Floating 1-day
SONIA ........... Annual 3/18/28 3,455,000 GBP $ 5,050 $ 10,036 $ (4,986)
Receive Fixed 4.1% ... Quarterly
Pay Floating 3-month
AUD BBR ......... Quarterly 3/18/28 3,972,000 AUD (6,050) 4,181 (10,231)
Receive Fixed 3.45% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/31 280,329,000 (1,043,406) (274,766) (768,640)
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 4.5% ..... Semi-Annual 3/18/31 647,000 AUD 2,168 681 1,487
Receive Fixed 0.65% .. Annual
Pay Floating 1-day
SARON .......... Annual 3/18/36 967,000 CHF 10,997 (2,678) 13,675
Receive Floating 1-day
REPO_CORRA ....... Semi-Annual
Pay Fixed 3.25% .... Semi-Annual 3/18/36 8,130,000 CAD (21,514) (8,762) (12,752)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.75% .... Annual 3/18/36 63,455,000 631,362 339,503 291,859
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 4.25% .... Semi-Annual 3/18/36 4,843,000 NZD 6,616 (11,282) 17,898
Receive Floating 3-month
STIBOR ............ Quarterly
Pay Fixed 3.05% .... Annual 3/18/36 23,202,000 SEK (35,003) (11,283) (23,720)
Receive Fixed 4.05% .. Annual
Pay Floating 1-day
SONIA ........... Annual 3/18/36 2,000,000 GBP (19,820) 5,304 (25,124)
Receive Fixed 4.8% ... Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 3/18/36 8,971,000 AUD (42,519) 9,308 (51,827)
Receive Floating 6-month
NIBOR ............. Semi-Annual
Pay Fixed 4.15% .... Annual 3/18/36 50,382,000 NOK 23,633 2,621 21,012
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.1% ..... Annual 3/18/56 2,676,000 52,373 29,312 23,061
Receive Fixed 3.31% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 3/18/56 1,493,000 EUR 46,956 38,301 8,655
Receive Fixed 5% ..... Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 3/18/56 1,604,000 AUD (9,746) 4,711 (14,457)
Total Interest Rate Swap Contracts ................................. $(54,784) $ (144,561) $89,777
*
In U.S. dollars unless otherwise indicated.

Putnam Premier Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Note 9 regarding other derivative information.
See A bbreviations on page 57 .

Putnam Premier Income Trust
Financial Statements
Statement of Assets and Liabilities
January 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Premier
Income Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $466,298,664
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 30,896,325
Value - Unaffiliated issuers .................................................................. $471,983,398
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 30,977,624
Cash .................................................................................... 2,366,185
Receivables:
Investment securities sold ................................................................... 1,830,718
Receivable for sales of TBA securities (Note 1 d ) .................................................. 52,546,211
Dividends and interest ..................................................................... 3,377,388
Deposits with brokers for:
Futures contracts ........................................................................ 363,033
Centrally cleared swap contracts ............................................................ 4,232,473
Variation margin on centrally cleared swap contracts ............................................... 8,701
OTC swap contracts (upfront payments ) .......................................................... 2,788,805
Unrealized appreciation on OTC forward exchange contracts .......................................... 93,078
Unrealized appreciation on forward premium swap option contracts ..................................... 2,240,277
Unrealized appreciation on OTC swap contracts .................................................... 874,495
Unrealized appreciation on unfunded loan commitments (Note 8 ) ....................................... 177
Prepaid expenses .......................................................................... 118,942
Total assets .......................................................................... 573,801,505
Liabilities:
Payables:
Investment securities purchased .............................................................. 2,958,864
Payable for purchases of TBA securities (Note 1 d ) ................................................ 150,748,828
Management fees ......................................................................... 222,301
Administrative fees ........................................................................ 2,510
Transfer agent fees ........................................................................ 17,214
Trustees' fees and expenses ................................................................. 167,280
Variation margin on futures contracts ........................................................... 9,461
Deposits from brokers for:
OTC derivative contracts .................................................................. 2,264,000
OTC swap contracts (upfront receipts ) ........................................................... 800,735
Unrealized depreciation on OTC swap contracts .................................................... 478,952
Unrealized depreciation on OTC forward exchange contracts .......................................... 569,577
Unrealized depreciation on forward premium swap option contracts ..................................... 1,790,514
TBA sale commitments, at value (proceeds $52,546,211) (Note 1d) ...................................... 52,418,405
Unrealized depreciation on unfunded loan commitments (Note 8 ) ....................................... 42
Collateral on certain derivative contracts, at value (Note 1 e ) ........................................... 141,607
Accrued expenses and other liabilities ........................................................... 657,347
Total liabilities ......................................................................... 213,247,637
Net assets, at value ................................................................. $360,553,868
Net assets consist of:
Paid-in capital ............................................................................. $600,996,062
Total distributable earnings (losses) ............................................................. (240,442,194)
Net assets, at value ................................................................. $360,553,868
Shares outstanding ......................................................................... 95,567,537
Net asset value per share
a
.................................................................... $3.77
a
Net asset value per share may not recalculate due to rounding.

Putnam Premier Income Trust
Financial Statements
Statement of Operations
for the six months ended January 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements.

Putnam Premier
Income Trust
Investment income:
Dividends:
Non-controlled affiliates (Note 3 e ) ............................................................. $736,620
Interest:
Unaffiliated issuers:
Paydown gain (loss) ..................................................................... (1,211,215)
Paid in cash
a
........................................................................... 10,018,966
Total investment income ................................................................... 9,544,371
Expenses:
Management fees (Note 3 a ) ................................................................... 1,376,481
Administrative fees (Note 3 b ) .................................................................. 1,979
Transfer agent fees (Note 3c) .................................................................. 84,721
Reports to shareholders fees .................................................................. 45,217
Registration and filing fees .................................................................... 24,691
Professional fees ........................................................................... 113,618
Trustees' fees and expenses (Note 3 d ) ........................................................... 62,286
Interest expense ........................................................................... 1,021
Other .................................................................................... 11,847
Total expenses ......................................................................... 1,721,861
Expenses waived/paid by affiliates (Note 3e) ................................................... (16,969)
Net expenses ......................................................................... 1,704,892
Net investment income ................................................................ 7,839,479
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 2,271,597
Foreign currency transactions ................................................................ (13,715)
Forward exchange contracts ................................................................. (341,179)
Forward premium swap option contracts ........................................................ (409,099)
Futures contracts ......................................................................... (212,517)
TBA sale commitments ..................................................................... (379,883)
Swap contracts ........................................................................... 310,635
Net realized gain (loss) .................................................................. 1,225,839
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 4,259,861
Non-controlled affiliates (Note 3 e ) ........................................................... 25,766
Translation of other assets and liabilities denominated in foreign currencies .............................. (183,030)
Unfunded loan commitments (Note 8 ) .......................................................... 132
Forward exchange contracts ................................................................. (659,164)
Forward premium swap option contracts ........................................................ 490,455
Futures contracts ......................................................................... 42,275
TBA sale commitments ..................................................................... 116,768
Swap contracts ........................................................................... (687,798)
Net change in unrealized appreciation (depreciation) ............................................ 3,405,265
Net realized and unrealized gain (loss) ............................................................ 4,631,104
Net increase (decrease) in net assets resulting from operations .......................................... $12,470,583
a
Includes amortization of premium and accretion of discount.

Putnam Premier Income Trust
Financial Statements
Statements of Changes in Net Assets
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The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Premier Income Trust
Six Months Ended
January 31, 2026
(unaudited)
Year Ended
July 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $7,839,479 $19,745,884
Net realized gain (loss) ................................................. 1,225,839 1,781,836
Net change in unrealized appreciation (depreciation) ........................... 3,405,265 3,457,473
Net increase (decrease) in net assets resulting from operations ................ 12,470,583 24,985,193
Distributions to shareholders .............................................. (14,908,536) (19,390,338)
Distributions to shareholders from tax return of capital ........................... — (10,429,111)
Total distributions to shareholders .......................................... (14,908,536) (29,819,449)
Capital share transactions (Note 2 ) .......................................... — (107,871)
Net increase (decrease) in net assets ................................... (2,437,953) (4,942,127)
Net assets:
Beginning of period ..................................................... 362,991,821 367,933,948
End of period .......................................................... $360,553,868 $362,991,821

Putnam Premier Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
1. Organization and Significant Accounting Policies
Putnam Premier Income Trust (Fund) is registered under the
Investment Company Act of 1940 (1940 Act) as a closed-end
management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Derivative financial instruments listed on an exchange
are valued at the official closing price of the day. Certain derivative financial instruments trade in the OTC market.
The Fund's pricing services use various techniques including industry standard option pricing models and proprietary
discounted cash flow models to determine the fair value of
those instruments. The Fund's net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Premier Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date. Collateral has been pledged and/or received for open TBA trades.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
1. Organization and Significant Accounting Policies
(continued)

Putnam Premier Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign
1. Organization and Significant Accounting Policies
(continued)
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
(continued)

Putnam Premier Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to interest
rate risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to
exchange a return linked to an underlying instrument for a
floating or fixed rate payment, both based upon a notional
amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and
recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as
realized gain or loss. Total return swap contracts outstanding at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to interest rate risk. An
option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Premier Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 9  regarding other derivative information.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Fund invests. In
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statement of
Assets and Liabilities and dividend income in the Statement
of Operations. In many cases, however, the Fund may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, the Fund records an estimated
deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of January 31, 2026, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued daily.
Amortization of premium and accretion of discount on debt
securities are included in interest income. Paydown gains
and losses are recorded as an adjustment to interest income
on the Statement of Operations. The Fund may receive
other income from investments in senior secured corporate
loans or unfunded commitments, including amendment
fees, consent fees or commitment fees. These fees are
recorded as income when received by the Fund. Facility fees
are recognized as income over the expected term of the
loan. Dividend income are recorded on the ex-dividend date.
Distributions to shareholders from net investment income,
if any, are recorded by the Fund on the ex-dividend date.
Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The Fund uses
targeted distribution rates, whose principal source of the
distribution is ordinary income. However, the balance of the distribution, if any, comes first from capital gain and then will constitute a return of capital. A return of capital is not taxable;
rather it reduces a shareholder’s tax basis in their shares of the Fund. The Fund may make return of capital distributions
to achieve the targeted distribution rates.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Premier Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At January 31, 2026, there were an unlimited number of shares authorized (without par value). During the period ended January 31, 2026 and year ended July 31, 2025, there are no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.
In September 2025, the Board authorized management to renew the Fund’s open-market share repurchase program.
Under the program, the Fund may purchase, from time to time, fund shares in open-market transactions, at the discretion of management. This authorization remains in effect. Repurchases are made when the Fund’s shares are trading at less than net asset value and therefore increase the net asset value per share of the Fund’s remaining shares. Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Period Ended
January 31, 2026
Year Ended
July 31, 2025
Shares Amount Shares Amount
Shares repurchased ............................................. – $– 30,484 $107,871
Weighted average discount of cost of repurchase to net asset value of shares repurchased ................................................. –% 7.12%
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Investments Limited (PIL) Subadvisor
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Putnam Investor Services, Inc. (PSERV) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Putnam Premier Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
a. Management Fees
The Fund pays Advisers for management and investment advisory services quarterly based on the average net assets
(including assets, but excluding liabilities, attributable to leverage for investment purposes) of the Fund. The fee is based on the following annual rates:
For the reporting period, the management fee represented an annualized gross effective rate (excluding the impact from any expense waivers in effect) of 0.750% of the Fund’s average net assets.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Transfer Agent Fees
PSERV, an affiliate of Advisers, provided investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.05% of the Fund’s average daily net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of Operations.
Annualized Fee Rate Net Assets
0.750% of the first $500 million of average net assets,
0.650% of the next $500 million of average net assets,
0.600% of the next $500 million of average net assets,
0.550% of the next $5 billion of average net assets,
0.525% of the next $5 billion of average net assets,
0.505% of the next $5 billion of average net assets,
0.490% of the next $5 billion of average net assets,
0.480% of the next $5 billion of average net assets,
0.470% of the next $5 billion of average net assets,
0.460% of the next $5 billion of average net assets,
0.450% of the next $5 billion of average net assets,
0.440% of the next $5 billion of average net assets,
0.430% of the next $8.5 billion of average net assets and
0.420% of any excess thereafter.
3. Transactions with Affiliates
(continued)

Putnam Premier Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
On May 8, 2025, the Board approved Computershare Inc. to serve as transfer agent for the Fund. Effective October 13, 2025,
Computershare Inc. became the transfer agent for the Fund and PSERV is no longer an affiliated person of the Fund, under the 1940 Act. The principal business office of Computershare is located at P.O. Box 43006, Providence, Rhode Island 02940-
3078.
d. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended January 31, 2026, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Premier Income Trust
Non-Controlled Affiliates
Dividends
Franklin Ultra Short Bond ETF . $9,211,202 $— $— $— $25,766 $9,236,968 368,080 $213,845
Putnam Government Money
Market Fund, Class P, 3.484% . 3,081,736 51,340,476 (50,439,468) — — 3,982,744 3,982,744 147,547
Putnam Short Term Investment
Fund, Class P, 3.863% ...... 17,854,912 7,852,368 (7,949,368) — — 17,757,912 17,757,912 375,228
Total Non-Controlled Affiliates $30,147,850 $59,192,844 $(58,388,836) $— $25,766 $30,977,624 $736,620
Total Affiliated Securities ... $30,147,850 $59,192,844 $(58,388,836) $— $25,766 $30,977,624 $736,620
3. Transactions with Affiliates
(continued)
c. Transfer Agent Fees
(continued)

Putnam Premier Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
4. Expense Offset Arrangement
The Fund had previously entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's transfer agent fees. The arrangement terminated on October 12, 2025.
During the period between August 1, 2025 and October 12, 2025, there were no credits earned.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2025, the capital loss carryforwards were as follows:
At January 31, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions and derivative financial instruments.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2026, aggregated
$605,031,911 and $614,854,288, respectively.
7. Credit Risk and Defaulted Securities
At January 31, 2026, the Fund had 29.0% of its portfolio invested in high yield securities or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At January
31, 2026, the aggregate value of these securities was $413,400 representing 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 99,349,718
Long term ................................................................................ 100,793,088
Total capital loss carryforwards ............................................................... $200,142,806
Cost of investments .......................................................................... $488,819,175
Unrealized appreciation ........................................................................ $20,132,211
Unrealized depreciation ........................................................................ (54,363,798)
Net unrealized appreciation (depreciation) .......................................................... $(34,231,587)

Putnam Premier Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
At January 31, 2026, unfunded commitments were as follows:
9. Other Derivative Information
At January 31, 2026, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Borrower Unfunded Commitment
Clydesdale Acquisition Holdings, Inc. $ 7,500
GC Ferry Acquisition I, Inc. 87,500
Pinnacle Buyer LLC 33,719
$ 128,719
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Premier Income Trust
Interest rate contracts .......
Variation margin on futures
contracts
$ 124,077
a
Variation margin on futures
contracts
$ —
Variation margin on centrally
cleared swap contracts
1,001,514
a
Variation margin on centrally
cleared swap contracts
911,737
a
Unrealized appreciation on
forward premium swap option
contracts
2,240,277 Unrealized depreciation on
forward premium swap option
contracts
1,790,514
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
93,078 Unrealized depreciation on OTC
forward exchange contracts
569,577
Credit contracts ............
Variation margin on centrally
cleared swap contracts
160,230
a
Variation margin on centrally
cleared swap contracts
—
OTC swap contracts (upfront
payments)
2,788,805 OTC swap contracts (upfront
receipts)
800,735
Unrealized appreciation on OTC
swap contracts
874,495 Unrealized depreciation on OTC
swap contracts
478,952
Total .................... $7,282,476 $4,551,515
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
8. Unfunded Loan Commitments
(continued)

Putnam Premier Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For the period ended January 31, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended January 31, 2026 , the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, were as follows:
At January 31, 2026, the Fund's OTC derivative assets and liabilities are as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam Premier Income Trust
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(212,517) Futures contracts $42,275
Swap contracts (700,314) Swap contracts (222,251)
Forward premium swap option
contracts (409,099)
Forward premium swap option
contracts 490,455
Foreign exchange contracts .....
Forward exchange contracts (341,179) Forward exchange contracts (659,164)
Credit contracts ...............
Swap contracts 1,010,949 Swap contracts (465,547)
Total ....................... $(652,160) $(814,232)
Putnam Premier
Income Trust
Futures contracts ............................................................................ $53,378,795
Swap contracts .............................................................................. $792,008,128
Forward exchange contracts .................................................................... $30,801,881
Options .................................................................................... 194,689,160
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Putnam Premier Income Trust
Forward Exchange Contracts ............................. $ 93,078 $ 569,577
Forward Premium Swap Option Contracts ................... 2,240,277 1,790,514
Swap Contracts ....................................... 3,663,300 1,279,687
Total ............................................. $5,996,655 $3,639,778
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
9. Other Derivative Information
(continued)

Putnam Premier Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At January 31, 2026, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
b
Net Amount
(Not less
than zero)
Putnam Premier Income Trust
Counterparty
BNDP ................... $ 1,613 $ (1,613) $ — $ — $ —
BOFA .................... 15,245 (15,245) — — —
BZWS ................... — — — — —
CITI ..................... 1,857,908 (699,747) — (1,158,161) —
GSCO ................... 655,231 (125,507) — (490,000) 39,724
HSBK ................... — — — — —
JPHQ ................... 1,766,461 (933,661) (671,376) (10,000) 151,424
MCM .................... 6,152 (6,152) — — —
MLCO ................... 374,380 (134,532) — (198,000) 41,848
MSCO ................... 741,561 (492,384) — (249,177) —
NATW ................... — — — — —
TDOM ................... 21,191 (21,191) — — —
UBSW ................... 556,913 (256,026) (258,112) (42,775) —
WPAC ................... — — — — —
Total ................... $5,996,655 $(2,686,058) $(929,488) $(2,148,113) $232,996
$ 1
9. Other Derivative Information
(continued)

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Notes to Financial Statements (unaudited)

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At January 31, 2026, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 57 .
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
c,d
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Putnam Premier Income Trust
Counterparty
BNDP ................... $ 62,713 $ (1,613) $ — $ — $ 61,100
BOFA .................... 548,043 (15,245) (507,714) — 25,084
BZWS ................... 8,869 — — — 8,869
CITI ..................... 699,747 (699,747) — — —
GSCO ................... 125,507 (125,507) — — —
HSBK ................... 144,740 — (144,740) — —
JPHQ ................... 933,661 (933,661) — — —
MCM .................... 174,198 (6,152) (106,266) — 61,780
MLCO ................... 134,532 (134,532) — — —
MSCO ................... 492,384 (492,384) — — —
NATW ................... 37,028 — — — 37,028
TDOM ................... 21,482 (21,191) — — 291
UBSW ................... 256,026 (256,026) — — —
WPAC ................... 848 — — — 848
Total ................... $3,639,778 $(2,686,058) $(758,720) $— $195,000
a
At January 31, 2026, the Fund received U.S Treasury Bills, Bonds and Notes as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
c
See the accompanying Schedule of Investments for securities pledged as collateral for derivatives.
d
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
9. Other Derivative Information
(continued)

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Notes to Financial Statements (unaudited)

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Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
11. Distributions subsequent to January 31, 2026
The following distributions have been declared by the Fund’s Board and are payable subsequent to the period end of this report.
Level 1 Level 2 Level 3 Total
Putnam Premier Income Trust
Assets:
Investments in Securities:
a
Management Investment Companies ......... $ 9,236,968 $ — $ — $ 9,236,968
Convertible Bonds ....................... — 9,331,088 — 9,331,088
Corporate Bonds ........................ — 106,947,519 — 106,947,519
Senior Floating Rate Interests ............... — 28,223,191 — 28,223,191
Foreign Government and Agency Securities .... — 35,623,851 — 35,623,851
U.S. Government and Agency Securities ....... — 141,607 — 141,607
Asset-Backed Securities ................... — 5,817,656 — 5,817,656
Commercial Mortgage-Backed Securities ...... — 29,757,112 — 29,757,112
Mortgage-Backed Securities ................ — 151,323,399 — 151,323,399
Residential Mortgage-Backed Securities ....... — 33,244,955 — 33,244,955
Agency Commercial Mortgage-Backed Securities — 45,610,642 — 45,610,642
Short Term Investments ................... 21,740,656 25,962,378 — 47,703,034
Total Investments in Securities ........... $30,977,624 $471,983,398 $— $502,961,022
Other Financial Instruments:
Forward Exchange Contracts ............... $— $93,078 $— $93,078
Forward Premium Swap Option Contracts ..... — 2,240,277 — 2,240,277
Futures Contracts ....................... 124,077 — — 124,077
Swap Contracts ......................... — 2,036,239 — 2,036,239
Unfunded Loan Commitments .............. — 177 — 177
Total Other Financial Instruments ......... $124,077 $4,369,771 $— $4,493,848
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 52,418,405 $ — $ 52,418,405
Forward Exchange Contracts ............... — 569,577 — 569,577
Forward Premium Swap Option Contracts ...... — 1,790,514 — 1,790,514
Swap Contracts ......................... — 1,390,689 — 1,390,689
Unfunded Loan Commitments ............... — 42 — 42
Total Other Financial Instruments ......... $— $56,169,227 $— $56,169,227
Record Date Payable Date Amount
2/20/2026 2/27/2026 $0.0260
3/24/2026 3/31/2026 $0.0260
4/23/2026 4/30/2026 $0.0260
5/21/2026 5/29/2026 $0.0260
10. Fair Value Measurements
(continued)

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Notes to Financial Statements (unaudited)

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12. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MCM
Mizuho Capital Markets LLC
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
NATW
Natwest Markets plc
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
CHF
Swiss Franc
EUR
Euro
GBP
British Pound
NOK
Norwegian Krone
NZD
New Zealand Dollar
SEK
Swedish Krona
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
BBR
Bank of England Base Rate
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SARON
Swiss Average Rate Overnight
SOFR
Secured Overnight Financing Rate
SONIA
Sterling Overnight Index Average
STACR
Structured Agency Credit Risk
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day REPO_CORRA ................. 2.30%
1-day SARON ....................... (0.07)%
1-day SOFR ........................ 3.68%
1-day SONIA ........................ 3.72%
3-month AUD BBR ................... 3.84%
3-month STIBOR .................... 2.02%
6-month AUD BBR ................... 4.09%
6-month EURIBOR ................... 2.16%
6-month NIBOR ..................... 4.23%

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Share Repurchase Program
In September 2025, the Trustees of your fund authorized
a share repurchase program that allows your fund to
repurchase, beginning October 1, 2025, up to 10% of the
fund's common shares outstanding as of September 30,
2025.
Information about the fund’s goal, investment strategies,
principal risks, and fundamental investment policies
Goal
The goal of the fund is to seek high current income
consistent with the preservation of capital by allocating its investments among the U.S. government sector, high yield
sector and international sector of the fixed-income securities market.
The Fund’s Main Investment Strategies and Related
Risks
This section contains detail regarding the fund’s main
investment strategies and the related risks you face as a
fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential
reward, the greater the risk.
We pursue the fund’s goal by investing mainly in bonds,
securitized debt instruments (such as residential mortgage-
backed securities and commercial mortgage-backed
securities), and other obligations of companies and
governments worldwide that are either investment-grade or
below-investment-grade in quality (sometimes referred to as
“junk bonds”), that have intermediate- to long-term maturities
(three years or longer), and that are from multiple sectors.
The fund currently has significant investment exposure to
residential and commercial mortgage-backed investments.
We may consider, among other factors, credit, interest rate
and prepayment risks, as well as general market conditions,
when deciding whether to buy or sell investments. We
typically use to a significant extent derivatives, such as
futures, options, certain foreign currency transactions, swap contracts, and reverse repurchase agreements for hedging
and non-hedging purposes and to obtain leverage.
The fund may invest in whole loans, including, without
limitation, residential and/or commercial, asset-backed,
real estate or mortgage-related whole loans. The fund may
invest directly in, or invest in shares, certificates, notes, or other tranched or structured securities representing the
right to receive principal and interest payments backed by
or due on fractions of, whole loans or pools of whole loans.
The Fund may also invest in loans that take the form of
secured and unsecured notes, senior and second lien loans,
mezzanine loans, bridge loans or similar investments. When
investing in loans, the fund is not restricted by any particular credit risk criteria. The loans the fund invests in may vary in maturity and duration. The fund is not limited in the amount, size or type of loans it may invest in, including with respect to a single borrower or with respect to borrowers that are
determined to be below investment grade, other than
pursuant to any applicable law. In order to gain exposure to loans, including whole loans, the fund may enter into reverse repurchase agreements.
The fund currently has significant investment exposure
to CMBS, which are also subject to risks associated with
the commercial real estate markets and the servicing of
mortgage loans secured by commercial properties. During
periods of difficult economic conditions, delinquencies and
losses on CMBS in particular generally increase, including
as a result of the effects of those conditions on commercial real estate markets, the ability of commercial tenants to
make loan payments, and the ability of a property to attract and retain commercial tenants. The fund achieves exposure
to CMBS via CMBX, an index that references a basket of
CMBS.
• Foreign investments. We consider any securities issued
by a foreign government or a supranational organization
(such as the World Bank) or denominated in a foreign
currency to be securities of a foreign issuer. In addition, we consider an issuer to be a foreign issuer if we determine
that (i) the issuer is headquartered or organized outside the
United States, (ii) the issuer’s securities trade in a market outside the United States, (iii) the issuer derives a majority of its revenues or profits outside the United States, or (iv)
the issuer is significantly exposed to the economic fortunes and risks of regions outside the United States. Foreign
investments involve certain special risks, including:
— Unfavorable changes in currency exchange rates: Foreign
investments are typically issued and traded in foreign
currencies. As a result, their values may be affected by
changes in exchange rates between foreign currencies and
the U.S. dollar.
— Political and economic developments: Foreign
investments may be subject to the risks of seizure by a
foreign government, direct or indirect impact of sovereign

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debt default, imposition of economic sanctions, tariffs,
trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), and tax increases.
— Unreliable or untimely information: There may be less
information publicly available about a foreign company than
about most publicly-traded U.S. companies, and foreign
companies are usually not subject to accounting, auditing
and financial reporting standards and practices as stringent as those in the United States. Foreign securities may trade
on markets that are closed when U.S. markets are open.
As a result, accurate pricing information based on foreign
market prices may not always be available.
— Limited legal recourse: Legal remedies for investors may
be more limited than the remedies available in the United
States.
— Limited markets: Certain foreign investments may be
less liquid (harder to buy and sell) and more volatile than
most U.S. investments, which means we may at times be
unable to sell these foreign investments at desirable prices.
In addition, there may be limited or no markets for bonds
of issuers that become distressed. For the same reason,
we may at times find it difficult to value the fund’s foreign investments.
— Trading practices: Brokerage commissions and other
fees are generally higher for foreign investments than for
U.S. investments. The procedures and rules governing
foreign transactions and custody may also involve delays in
payment, delivery or recovery of money or investments.
— Sovereign issuers: The willingness and ability of
sovereign issuers to pay principal and interest on
government securities depends on various economic factors,
including the issuer’s balance of payments, overall debt
level, and cash flow from tax or other revenues. In addition, there may be no legal recourse for investors in the event of default by a sovereign government.
The risks of foreign investments are typically increased in
countries with less developed markets, which are sometimes
referred to as emerging markets. Emerging markets may
have less developed economies and legal and regulatory
systems, and may be susceptible to greater political and
economic instability than developed foreign markets.
Countries with emerging markets are also more likely to
experience high levels of inflation, or currency devaluation, and investments in emerging markets may be more volatile
and less liquid than investments in developed markets. For
these and other reasons, investments in emerging markets
are often considered speculative.
Certain risks related to foreign investments may also
apply to some extent to U.S.- traded investments that are
denominated in foreign currencies, investments in U.S.
companies that are traded in foreign markets, or investments in U.S. companies that have significant foreign operations.
• Interest rate risk. The values of bonds and other debt
instruments usually rise and fall in response to changes
in interest rates. Interest rates can change in response
to the supply and demand for credit, government and/or
central bank monetary policy and action, inflation rates, and other factors. Declining interest rates generally result in an increase in the value of existing debt instruments, and rising interest rates generally result in a decrease in the value of existing debt instruments. Changes in a debt instrument’s
value usually will not affect the amount of interest income
paid to the fund, but will affect the value of the fund’s shares.
Interest rate risk is generally greater for investments with longer maturities.
Some investments give the issuer the option to call or
redeem an investment before its maturity date. If an issuer
calls or redeems an investment during a time of declining
interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and, therefore, the fund
might not benefit from any increase in value as a result of
declining interest rates.
• Credit risk. Investors normally expect to be compensated
in proportion to the risk they are assuming. Thus, debt of
issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated
investments generally have lower credit risk.
Investments rated below BBB or its equivalent are below
investment-grade in quality (sometimes referred to as “junk
bonds”), which can be more sensitive to changes in markets,
credit conditions, and interest rate, and may be considered
speculative. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest
and principal and thus default. If a default occurs, or is
perceived as likely to occur, the value of the investment will usually be more volatile and could decrease. The value of
a debt instrument may also be affected by changes in, or
perceptions of, the financial condition of the issuer, borrower,

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counterparty, or other entity, or underlying collateral or
assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. A default or expected default could also make it difficult for us to sell the investment at a price approximating the value we had
previously placed on it. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times
make it difficult for us to buy or sell certain debt instruments or to establish their fair values. Credit risk is generally
greater for zero-coupon bonds and other investments that
are issued at less than their face value and that are required to make interest payments only at maturity rather than at
intervals during the life of the investment.
Credit ratings are based largely on the issuer’s historical
financial condition and the rating agencies’ investment
analysis at the time of rating. The rating assigned to any
particular investment does not necessarily reflect the
issuer’s current financial condition, and does not reflect an assessment of the investment’s volatility or liquidity. Although we consider credit ratings in making investment decisions,
we perform our own investment analysis and do not rely only
on ratings assigned by the rating agencies. Our success
in achieving the fund’s goal may depend more on our own
credit analysis when we buy lower-rated debt than when we
buy investment-grade debt. We may have to participate in
legal proceedings involving the issuer. This could increase
the fund’s operating expenses and decrease its net asset
value.
Although investment-grade investments generally have lower
credit risk, they may share some of the risks of lower-rated investments. U.S. government investments generally have
the least credit risk, but are not completely free of credit risk.
While some investments, such as U.S. Treasury obligations
and Ginnie Mae certificates, are backed by the full faith and credit of the U.S. government, others are backed only by
the credit of the issuer. Mortgage-backed securities may be
subject to the risk that underlying borrowers will be unable to meet their obligations.
Bond investments may be more susceptible to downgrades
or defaults during economic downturns or other periods of
economic stress, which can significantly strain the financial resources of debt issuers, including the issuers of the bonds in which the fund invests (or has exposure to). This may
make it less likely that those issuers can meet their financial obligations when due and may adversely impact the value of
their bonds, which could negatively impact the performance
of the fund. It is difficult to predict the level of financial stress and duration of such stress issuers may experience.
• Prepayment risk. Traditional debt investments typically
pay a fixed rate of interest until maturity, when the entire principal amount is due. In contrast, payments on securitized debt instruments, including mortgage-backed and asset-
backed investments, typically include both interest and
partial payment of principal. Principal may also be prepaid
voluntarily or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in
other investments with less attractive terms and yields.
Compared to debt that cannot be prepaid, mortgage-backed
investments are less likely to increase in value during
periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. These investments may increase the volatility of the fund. Some
mortgage-backed investments receive only the interest
portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are
extremely sensitive to changes in interest rates and in the
rate of principal payments on the underlying mortgages. The
market for these investments may be volatile and limited,
which may make them difficult to buy or sell. Asset-backed
securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle
installment sales or installment loan contracts, leases of
various types of real and personal property and receivables
from credit card agreements. Asset-backed securities
are subject to risks similar to those of mortgage-backed
securities.
• Derivatives. We typically engage to a significant extent
in a variety of transactions involving derivatives, such as
to-be-announced (TBA) commitments, futures, options
and swaptions, including on mortgage-backed securities
and indices, forward contracts, certain foreign currency
transactions, credit default, total return and interest rate swap contracts, and reverse repurchase agreements
including to obtain or adjust exposure to commercial and
residential mortgage-backed instruments.
Derivatives are financial instruments whose value depends
upon, or is derived from, the value of something else,
such as one or more underlying investments, pools
of investments, indexes or currencies. We may make
use of “short” derivative positions, the values of which

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typically move in the opposite direction from the price of
the underlying investment, pool of investments, index or
currency. We may use derivatives for hedging and non-
hedging purposes and to obtain leverage. For example,
we may use derivatives to increase or decrease the fund’s
exposure to long- or short-term interest rates (in the United
States or abroad), increase or decrease the fund’s exposure
to inflation, adjust the term of the fund’s U.S. Treasury
security exposure, adjust the fund’s positioning on the yield curve (a line that plots interest rates of bonds having equal credit quality but differing maturity dates) or to take tactical positions along the yield curve or to a particular currency or group of currencies, or as a substitute for a direct investment in the securities of one or more issuers. The fund may also
use derivatives to isolate prepayment risk associated with
the fund’s holdings of collateralized mortgage obligations.
However, we may also choose not to use derivatives based
on our evaluation of market conditions or the availability
of suitable derivatives. Investments in derivatives may
be applied toward meeting a requirement to invest in a
particular kind of investment if the derivatives have economic characteristics similar to that investment.
Derivatives involve special risks and may result in losses.
The successful use of derivatives depends on our ability to
manage these sophisticated instruments. Some derivatives
are “leveraged,” which means they provide the fund with
investment exposure greater than the value of the fund’s
investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses
to the fund. The risk of loss from certain short derivative
positions is theoretically unlimited. The value of derivatives may move in unexpected ways due to unanticipated market
movements, the use of leverage, imperfect correlation
between the derivative instrument and the reference asset
or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the fund’s returns, obligations, and exposures.
Reverse repurchase agreements involve the risks that the
interest income earned on the investment of the proceeds
will be less than the interest expense and fund expenses
associated with the repurchase agreement, that the market
value of the securities sold by the fund may decline below
the price at which the fund is obligated to repurchase such
securities and that the securities may not be returned to
the fund. There is no assurance that reverse repurchase
agreements can be successfully employed.
Other risks arise from the potential inability to terminate
or sell derivative positions. Derivatives may be subject to
liquidity risk due to the fund’s obligation to make payments of margin, collateral, or settlement payments to counterparties.
A liquid secondary market may not always exist for the
fund’s derivative positions. In fact, certain over-the-counter instruments (investments not traded on an exchange) may
not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction may
not be willing or able to meet its obligations with respect
to the derivative transaction. The risk of a party failing to meet its obligations may increase if the fund has significant exposure to that counterparty. Derivative transactions
may also be subject to operational risk, including due to
documentation and settlement issues, system failures,
inadequate controls and human error, and legal risk due to
insufficient documentation, insufficient capacity or authority of a counterparty, or issues with respect to the legality or enforceability of the derivative contract.
• Floating rate loans. Floating rate loans are debt
obligations with interest rates that adjust or “float”
periodically (normally on a monthly or quarterly basis) based on a generally recognized base rate, such as the London
Inter-Bank Offered Rate or the prime rate offered by one or
more major U.S. banks. While most floating rate loans are
below-investment-grade in quality, many also are senior
in rank in the event of bankruptcy to most other securities
of the borrower, such as common stock or public bonds.
Floating rate loans are also normally secured by specific
collateral or assets of the borrower so that the holders of the loans will have a priority claim on those assets in the event of default or bankruptcy of the issuer.
Floating rate loans generally are less sensitive to interest rate changes than obligations with fixed interest rates but
may decline in value if their interest rates do not rise as
much, or as quickly, as interest rates in general. Conversely, floating rate instruments will not generally increase in value if interest rates decline. Changes in interest rates will also affect the amount of interest income the fund earns on its
floating rate investments. Most floating rate loans allow
for prepayment of principal without penalty. If a borrower
prepays a loan, we might have to reinvest the proceeds in
an investment that may have lower yields than the yield on
the prepaid loan or might not be able to take advantage of
potential gains from increases in the credit quality of the
issuer.

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The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s
obligations or difficult to liquidate. In addition, the fund’s access to collateral may be limited by bankruptcy or other
insolvency proceedings. Floating rate loans may not be fully collateralized and may decline in value. Loans may not be
considered “securities,” and it is possible that the fund may not be entitled to rely on anti-fraud and other protections
under the federal securities laws when it purchases loans.
Although the market for the types of floating rate loans in
which the fund invests has become increasingly liquid over
time, this market is still developing, and there can be no
assurance that adverse developments with respect to this
market or particular borrowers will not prevent the fund from selling these loans at their market values when we consider
such a sale desirable. In addition, the settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for floating rate loan transactions may be significantly longer than the settlement period for other investments, and in some cases longer than seven days.
Requirements to obtain consent of borrower and/or agent
can delay or impede the fund’s ability to sell the floating
rate loans and can adversely affect the price that can be
obtained. It is possible that sale proceeds from floating rate loan transactions will not be available to meet redemption
obligations.
• Liquidity and illiquid investments. We may invest
the fund’s assets in illiquid investments, which may be
considered speculative and which may be difficult to sell. The sale of many of these investments is prohibited or limited
by law or contract. Some investments may be difficult to
value for purposes of determining the fund’s net asset value.
Certain other investments may not have an active trading
market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and
other conditions, including investors trying to sell large
quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular
investment or type of investment. Commercial mortgage-
backed securities may be less liquid and exhibit greater
price volatility than other types of mortgage- or asset-backed securities. We may not be able to sell the fund’s illiquid
investments when we consider it desirable to do so, or we
may be able to sell them only at less than their value.
• Focused investment risk. Focusing investments in
sectors and industries with high positive correlations to
one another creates additional risk. The fund currently
has significant investment exposure to private issuers of
residential and commercial mortgage-backed securities
and mortgage-backed securities issued or guaranteed by
the U.S. government or its agencies or instrumentalities,
which makes the fund’s net asset value more susceptible
to economic, market, political and other developments
affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate
properties. Factors affecting the residential and commercial real estate markets include the supply and demand of real
property in particular markets, changes in the availability, terms and costs of mortgages, changes in tenants’ ability to make loan payments, changes in zoning laws and eminent
domain practices, the impact of environmental laws, delays
in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, adequacy
of rent to cover operating expenses, changes in government
regulations, and local and regional market conditions. Some
of these factors may vary greatly by geographic location. The value of these investments also may be affected by changes
in interest rates and social and economic trends. Mortgage-
backed securities are subject to the risk of fluctuations in income from underlying real estate assets, prepayments,
extensions, and defaults by borrowers.
Because the fund currently has significant investment
exposure to commercial mortgage-backed securities,
the fund may be particularly susceptible to adverse
developments affecting those securities. Commercial
mortgage-backed securities include securities that reflect an interest in, or are secured by, mortgage loans on commercial real property, such as industrial and warehouse properties,
office buildings, retail space and shopping malls, cooperative apartments, hotels and motels, nursing homes, hospitals
and senior living centers. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of
investing in the real estate securing the underlying mortgage loans. During periods of difficult economic conditions
(including periods of significant disruptions to business
operations, supply chains, and customer activity and lower
consumer demand for goods and services), delinquencies
and losses on commercial real estate generally increase,
including as a result of the effects of those conditions on
commercial real estate markets, the ability of commercial
tenants to make loan payments, and the ability of a property to attract and retain commercial tenants. The risk of defaults

Putnam Premier Income Trust
Important Information to Shareholders (unaudited)

franklintempleton.com
Semiannual Report
on residential mortgage-backed securities is generally
higher in the case of mortgage-backed investments that
include non-qualified mortgages. Litigation with respect
to the representations and warranties given in connection
with the issuance of mortgage-backed securities can be an
important consideration in investing in such securities, and the outcome of any such litigation could significantly impact the value of the fund’s mortgage-backed investments.
• Market risk. The value of investments in the fund’s
portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions; investor sentiment and market perceptions (including perceptions about monetary policy,
interest rates, inflation or the risk of default); government actions (including protectionist measures, intervention in the financial markets or other regulation, and changes in fiscal, monetary or tax policies); geopolitical events or changes
(including natural disasters, terrorism and war); outbreaks of infectious illnesses or other widespread public health issues
(including epidemics and pandemics); and factors related to
a specific issuer, asset class, geography, industry or sector.
Foreign financial markets have their own market risks, and
they may be more or less volatile than U.S. markets and
may move in different directions. During a general downturn
in financial markets, multiple asset classes may decline in
value simultaneously. These and other factors may lead
to increased volatility and reduced liquidity in the fund’s
portfolio holdings. These risks may be exacerbated during
economic downturns or other periods of economic stress.
• ESG considerations. Although ESG considerations do
not represent a primary focus of the fund, we expect to
integrate environmental, social, or governance (“ESG”)
considerations into our fundamental research process and
investment decision-making for the fund, where we consider
them material and relevant, and where data is available. We
believe that ESG considerations, like other, more traditional subjects of investment analysis such as credit, interest rate, prepayment and liquidity risks, as well as general market
conditions, have the potential to impact financial risk and
investment returns. We believe that ESG considerations are
best analyzed in combination with traditional fundamental
considerations, including a company’s industry, geography,
and strategic position or the fundamentals of a securitized
product and its underlying assets. With respect to securitized products, we may evaluate ESG considerations related
to the originator, servicers and other relevant parties. We
also consider ESG factors when evaluating sovereign debt,
including both current ESG metrics and goals and progress
by the sovereign issuer with respect to ESG considerations.
When considering ESG factors for all asset classes, we use
company or issuer disclosures, public data sources, and
independent third-party data (where available) as inputs
into our analytical processes. With respect to certain fund
holdings, such as holdings of securitized investments, data
on material ESG considerations may be limited. Because
fixed income investments generally represent a promise to
pay principal and interest by an issuer, and not an ownership interest, and may involve complex structures, ESG-related
investment considerations may have a more limited impact
on risk and return (or may have an impact over a different
investment time horizon) relative to other asset classes, and this may be particularly true for shorter-term investments.
The consideration of ESG factors as part of the fund’s
investment process does not mean that the fund pursues a
specific “ESG” or “sustainable” investment strategy, and we
may make investment decisions for the fund other than on
the basis of relevant ESG considerations.
• Investments in Loans Risk. Investments in loans are
generally subject to the same risks as investments in other
types of debt obligations, including, among others, credit risk interest rate risk and prepayment risk, which are discussed
above. In addition, in many cases loans are subject to the
risks associated with below-investment grade securities.
This means loans are often subject to significant credit
risks, including a greater possibility that the borrower will be adversely affected by changes in market or economic
conditions and may default or enter bankruptcy. This risk of default will increase in the event of an economic downturn or a substantial increase in interest rates (which will increase the cost of the borrower’s debt service). Transactions
in loans may settle on a delayed basis. As a result, the
proceeds from the sale of a loan may not be available to
make additional investments. The fund considers “junior
loans” to be loans that have a junior position in an issuer’s capital structure. Because junior loans are unsecured and
subordinated and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments
after giving effect to the senior secured obligations of the borrower. There are no limitations on the fund’s investments in junior loans. Bank loans may not be considered securities and therefore, the fund may not have the protections
afforded by U.S. federal securities laws with respect to such investments.

Putnam Premier Income Trust
Important Information to Shareholders (unaudited)

franklintempleton.com
Semiannual Report
• Mortgage-Backed and Asset-Backed Securities Risk .
When market interest rates increase, the market values
of mortgage-backed securities, including residential
mortgage-backed securities, decline. At the same time,
mortgage re-financings and prepayments slow, which
lengthens the effective duration of these securities. As a
result, the negative effect of the interest rate increase on the market value of mortgage-backed securities is usually
more pronounced than it is for other types of fixed income
securities, potentially increasing the volatility of the fund.
Conversely, when market interest rates decline, while the
value of mortgage-backed securities may increase, the
rate of prepayment of the underlying mortgages also tends
to increase, which shortens the effective duration of these
securities. Mortgage-backed securities are also subject to
the risk that underlying borrowers will be unable to meet
their obligations and the value of property that secures the mortgage may decline in value and be insufficient, upon
foreclosure, to repay the associated loan. Investments in
asset-backed securities are subject to similar risks.
• Management and operational risk. The fund is actively
managed and its performance will reflect, in part, our ability to make investment decisions that seek to achieve the
fund’s investment objective. There is no guarantee that the
investment techniques, analyses, or judgments that we apply
in making investment decisions for the fund will produce the intended outcome or that the investments we select for the
fund will perform as well as other securities that were not
selected for the fund. As a result, the fund may underperform its benchmark or other funds with a similar investment goal
and may realize losses. In addition, we, or the fund’s other service providers, may experience disruptions or operating
errors that could negatively impact the fund. Although
service providers may have operational risk management
policies and procedures and take appropriate precautions
to avoid and mitigate risks that could lead to disruptions
and operating errors, it may not be possible to identify all of the operational risks that may affect the fund or to develop processes and controls to completely eliminate or mitigate
their occurrence or effects.
• Other investments. In addition to the main investment
strategies described above, the fund may make other types
of investments, such as investments in asset-backed, hybrid
and structured bonds and notes, preferred securities that
would be characterized as debt securities under applicable
accounting standards and tax laws, and assignments of
and participations in fixed and floating rate loans. The fund may also invest in cash or cash equivalents, including
money market instruments or short-term instruments such
as commercial paper, bank obligations (e.g., certificates of deposit and bankers’ acceptances), repurchase agreements,
and U.S. Treasury bills or other government obligations.
The fund may also from time to time invest all or a portion
of its cash balances in money market and/or short-term
bond funds advised by Franklin Advisers, Inc. or its
affiliates. The percentage of the fund invested in cash and
cash equivalents and such money market and short-term
bond funds is expected to vary over time and will depend
on various factors, including market conditions, purchase
and redemption activity by fund shareholders, and our
assessment of the cash level that is appropriate to allow
the fund to pursue investment opportunities as they arise.
Large cash positions may dampen performance and may
prevent the fund from achieving its goal. The fund may
also loan portfolio securities to earn income. The Fund may
also invest in securities of other investment companies to
the extent that these investments are consistent with the
Fund’s investment objective, strategies and policies and
permissible under the 1940 Act. The Fund may also invest
in securities of private funds that rely on exceptions from
the definition of investment company under Sections 3(c)
(1) or 3(c)(7) of the 1940 Act, structured finance vehicles or other entities not traditionally considered pooled investment vehicles, and companies that rely on the exceptions from
the definition of investment company under Section 3(c)(5)
(A) or (B) of the 1940 Act. The Fund may invest in portfolio affiliates of the Fund within the meaning of, and in reliance on, Rules 17a-6 and 17d-1(d)(5) under the 1940 Act. The
Fund may invest in other investment companies to gain
broad market or sector exposure, including during periods
when it has large amounts of uninvested cash or when the
investment manager believes that share prices of other
investment companies offer attractive values. In general,
under the 1940 Act, an investment company may not (i)
own more than 3% of the outstanding voting securities of
any one registered investment company, (ii) invest more
than 5% of its total assets in the securities of any single
registered investment company or (iii) invest more than 10%
of its total assets in securities of other registered investment companies (the “3-5-10% Limitations”). The Fund may rely
on certain exemptions to exceed the 3-5-10% Limitations
when investing in another registered investment company
(including money market funds) or business development
company. To the extent that the Fund invests in another
investment company, because other investment companies

Putnam Premier Income Trust
Important Information to Shareholders (unaudited)

franklintempleton.com
Semiannual Report
pay advisory, administrative and service fees that are borne indirectly by investors, such as the Fund, there may be
duplication of investment management and other fees.
• Temporary defensive strategies. In response to adverse
market, economic, political or other conditions, we may take temporary defensive positions, such as investing some or all of the fund’s assets in cash and cash equivalents, that differ from the fund’s usual investment strategies. However, we
may choose not to use these temporary defensive strategies
for a variety of reasons, even in very volatile market
conditions. If we do employ these strategies, the fund may
miss out on investment opportunities, and may not achieve
its goal. Additionally, while temporary defensive strategies are mainly designed to limit losses, they may not work as
intended.
• Changes in policies. The Trustees may change the
fund’s goal, investment strategies and other policies without shareholder approval, except in circumstances in which
shareholder approval is specifically required by law (such
as changes to fundamental investment policies) or where a
shareholder approval requirement was specifically disclosed
in the fund’s prospectus, statement of additional information or shareholder report and is otherwise still in effect.
The Fund’s Fundamental Investment Policies
The fund has adopted the following investment restrictions
which may not be changed without the affirmative vote of
a “majority of the outstanding voting securities” of the fund
(which is defined in the Investment Company Act of 1940, as
amended, (the “1940 Act”) to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the fund, or (2) 67% or more of the shares present at a meeting
if more than 50% of the outstanding shares of the fund are
represented at the meeting in person or by proxy). The fund
may not:
1. Borrow money or issue senior securities (as defined
in the 1940 Act), except as permitted by (i) the 1940 Act,
(ii) the rules or regulations promulgated by the Securities
and Exchange Commission under the 1940 Act or (iii) any
applicable exemption from the provisions of the 1940 Act.
2. Underwrite securities issued by other persons except
to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under the federal securities laws.
3. Purchase or sell real estate, although it may purchase
securities of issuers which deal in real estate, securities
which are secured by interests in real estate, and securities representing interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired
through the exercise of its rights as a holder of debt
obligations secured by real estate or interests therein.
4. Purchase or sell commodities or commodity contracts,
except that the fund may purchase and sell financial futures contracts and options and may enter into foreign exchange
contracts and other financial transactions not involving
physical commodities.
5. Make loans, except by purchase of debt obligations in
which the fund may invest consistent with its investment
policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase
agreements or by lending its portfolio securities.
6. With respect to 50% of its total assets, invest in securities of any issuer if, immediately after such investment, more
than 5% of the total assets of the fund (taken at current
value) would be invested in the securities of such issuer;
provided that this limitation does not apply to obligations
issued or guaranteed as to interest or principal by the U.S.
Government or its agencies or instrumentalities.
7. With respect to 50% of its total assets, acquire more than
10% of the outstanding voting securities of any issuer.
8. Invest more than 25% of the value of its total assets
in any one industry. (Securities of the U.S. Government,
its agencies or instrumentalities, or of any foreign
government, its agencies or instrumentalities, securities of supranational entities, and securities backed by the credit
of a governmental entity are not considered to represent
industries.)
The following information is a summary of material
changes since the last fiscal year. This information may
not reflect all of the changes that have occurred since
you purchased the Fund.
There have not been any material changes during the last
fiscal year.

Putnam Premier Income Trust
Annual Meeting of Shareholders: April 25, 2025 (unaudited)

franklintempleton.com
Semiannual Report
The Annual Meeting of Shareholders of Putnam Premier Income Trust (the “Fund”) was held at the Fund’s offices, 100 Federal
Street, Boston, MA, on April 25, 2025. The purpose of the meeting was to elect Trustees of the Fund and to fix the number of Trustees for the Fund at 8. At the meeting, all the nominees were elected by the shareholders to serve as Trustees of the
Fund. Shareholders also fixed the number of Trustees for the Fund at 8. No other business was transacted at the meeting with respect to the Fund.
The results of the voting at the Annual Meeting are as follows:
1. Election of Trustees:
2. Fixing the number of Trustees at 8:
Term Expiring 2026 For
% of
Shares
Present
% of
Outstanding
Shares Withheld
% of
Shares
Present
% of
Outstanding
Shares
Robert D. Agdern
............
Carol L. Colman
.............
Anthony Grillo
...............
Eileen A. Kamerick
...........
Nisha Kumar
................
Peter Mason
................
Hillary A. Sale
...............
Jane E. Trust
................
70,115,572
70,396,930
70,220,575
69,536,398
69,416,861
70,320,581
70,479,586
69,523,750
95.76%
96.14%
95.90%
94.97%
94.80%
96.04%
96.25%
94.95%
73.49%
73.79%
73.60%
72.88%
72.76%
73.71%
73.87%
72.87%
3,107,473
2,826,115
3,002,470
3,686,647
3,806,184
2,902,464
2,743,458
3,699,295
4.24%
3.86%
4.10%
5.03%
5.20%
3.96%
3.75%
5.05%
3.26%
2.96%
3.15%
3.86%
3.99%
3.04%
2.88%
3.88%
Shares
Voted
% of
Shares
Present
% of
Outstanding
Shares
For
.......................
Against
....................
Abstain
....................
70,569,948
1,741,660
911,430
96.38%
2.38%
1.24%
73.97%
1.83%
0.96%

Putnam Premier Income Trust

franklintempleton.com
Semiannual Report
Dividend Reinvestment and Cash Purchase Plan (unaudited)
Dividend reinvestment plans
Putnam Managed Municipal Income Trust, Putnam Master Intermediate Income Trust, Putnam Municipal Opportunities Trust
and Putnam Premier Income Trust (each, a “Fund” and collectively, the “Funds”) each offer a dividend reinvestment plan
(each, a “Plan” and collectively, the “Plans”). If you participate in a Plan, all income dividends and capital gain distributions are automatically reinvested in Fund shares by the Fund’s agent, Computershare Trust Company, N.A. (the “Agent”). If you are
not participating in a Plan, every month you will receive all dividends and other distributions in cash, paid by check and mailed directly to you or your intermediary.
Upon a purchase (or, where applicable, upon registration of transfer on the shareholder records of a Fund) of shares of a Fund by a registered shareholder, each such shareholder will be deemed to have elected to participate in that Fund’s Plan. Each such shareholder will have all distributions by a Fund automatically reinvested in additional shares, unless such shareholder elects to terminate participation in a Plan by instructing the Agent to pay future distributions in cash. Shareholders who were not participants in a Plan as of January 31, 2010, will continue to receive distributions in cash but may enroll in a Plan at any time by contacting the Agent.
If you participate in a Fund’s Plan, the Agent will automatically reinvest subsequent distributions, and the Agent will send you a confirmation in the mail telling you how many additional shares were issued to your account.
To change your enrollment status or to request additional information about the Plans, you may contact the Agent in writing at
P.O. Box 43006 Providence, RI 02940-3078 or by calling the Agent at 1-888-888-0151.
How you acquire additional shares through a Plan If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is greater than or equal to their net asset value per share on the payment date for a distribution, you will be issued shares of the Fund at a value equal to the higher of the net asset value per share on that date or 95% of the market price per share on that date.
If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is less than their net asset value per share on the payment date for a distribution, the Agent will buy Fund shares for participating accounts in the open market.
The Agent will aggregate open-market purchases on behalf of all participants, and the average price (including brokerage commissions) of all shares purchased by the Agent will be the price per share allocable to each participant. The Agent will generally complete these open-market purchases within five business days following the payment date. If, before the Agent has completed open-market purchases, the market price per share (plus estimated brokerage commissions) rises to exceed the net asset value per share on the payment date, then the purchase price may exceed the net asset value per share, potentially resulting in the acquisition of fewer shares than if the distribution had been paid in newly issued shares.
How to withdraw from a Plan Participants may withdraw from a Fund’s Plan at any time by notifying the Agent, either in writing or by telephone. Such withdrawal will be effective immediately if notice is received by the Agent with sufficient time prior to any distribution record date; otherwise, such withdrawal will be effective with respect to any subsequent distribution following notice of withdrawal. There is no penalty for withdrawing from or not participating in a Plan.
Plan administration The Agent will credit all shares acquired for a participant under a Plan to the account in which the participant’s common shares are held. Each participant will be sent reasonably promptly a confirmation by the Agent of each acquisition made for his or her account.
About brokerage fees Each participant pays a proportionate share of any brokerage commissions incurred if the Agent purchases additional shares on the open market, in accordance with the Plans. There are no brokerage charges applied to shares issued directly by the Funds under the Plans.

Putnam Premier Income Trust
Dividend Reinvestment and Cash Purchase Plan (unaudited)

franklintempleton.com
Semiannual Report
About taxes and Plan amendments Reinvesting dividend and capital gain distributions in shares of the Funds does not relieve you of tax obligations, which are the same as if you had received cash distributions. The Agent supplies tax information to you and to the IRS annually. Each Fund reserves the right to amend or terminate its Plan upon 30 days’ written notice.
However, the Agent may assign its rights, and delegate its duties, to a successor agent with the prior consent of a Fund and without prior notice to Plan participants.
If your shares are held in a broker or nominee name If your shares are held in the name of a broker or nominee offering a dividend reinvestment service, consult your broker or nominee to ensure that an appropriate election is made on your behalf.
If the broker or nominee holding your shares does not provide a reinvestment service, you may need to register your shares in your own name in order to participate in a Plan.
In the case of record shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners of such shares, the Agent will administer the Plan on the basis of the number of shares certified by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan.

Putnam Premier Income Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Important notice regarding delivery of shareholder
documents
In accordance with Securities and Exchange Commission
(SEC) regulations, Putnam sends a single notice of
internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy
statements to Putnam shareholders who share the same
address, unless a shareholder requests otherwise. If you
prefer to receive your own copy of these documents, please
call Putnam at 1-800-225-1581, and Putnam will begin
sending individual copies within 30 days.
Proxy Voting
The Investment Manager is committed to managing our
funds in the best interests of our shareholders. The Putnam
Investments’ proxy voting guidelines and procedures, as
well as information regarding how your fund voted proxies
relating to portfolio securities during the 12-month period
ended June 30, 2025, are available at franklintempleton.
com/regulatory fund-documents and on the SEC’s website,
www.sec.gov. If you have questions about finding forms on
the SEC’s website, you may call the SEC at 1-800-SEC-
0330. You may also obtain the Putnam Investments' Proxy
Voting Guidelines and Procedures at no charge by calling
Putnam’s Shareholder Services at 1-800-225-1581.
Fund Portfolio Holdings
The Fund files a complete consolidated statement of
investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Privacy Policy
To better service your accounts and process transactions or
services you requested, we may share non-public personal
information with other Franklin Templeton companies.
From time to time we may also send you information about
products/services offered by other Franklin Templeton
companies although we will not share your non-public
personal information with these companies without first
offering you the opportunity to prevent that sharing.
We will only share non-public personal information with
outside parties in the limited circumstances permitted by
law. For example, this includes situations where we need to
share information with companies who work on our behalf to
service or maintain your account or process transactions you requested, when the disclosure is to companies assisting
us with our own marketing efforts, when the disclosure is
to a party representing you, or when required by law (for
example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or
with whom we have joint marketing agreements, are under
contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we
asked them to perform.

38924 S 03/26
© 2026 Franklin Templeton Investments. All rights reserved.
Investors should be aware that the value of investments made for the Fund may go down as well as up. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Putnam Premier Income Trust
Investment Manager Transfer Agent Fund Information
Franklin Advisers, Inc. Computershare Inc.
P.O. Box 43006,
Providence, RI:
02940-3078
Toll Free Number:
1-888-888-0151
(800) DIAL BEN
®
/
342-5236

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Premier Income Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	March 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	March 30, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	March 30, 2026